UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2023
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-SEM

MFS® Blended Research® Small Cap Equity Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Builders FirstSource, Inc.	1.7%
Urban Outfitters, Inc.	1.6%
Silicon Laboratories, Inc.	1.6%
Skechers USA, Inc., “A”	1.5%
Dycom Industries, Inc.	1.5%
Timken Co.	1.5%
Phillips Edison & Co., REIT	1.5%
HealthEquity, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
Prestige Consumer Healthcare, Inc.	1.4%

GICS equity sectors (g)
Industrials	19.1%
Health Care	17.8%
Financials	13.8%
Consumer Discretionary	11.7%
Information Technology	11.2%
Real Estate	7.5%
Energy	5.9%
Materials	5.4%
Utilities	2.6%
Consumer Staples	2.3%
Communication Services	2.1%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Blended Research Small Cap Equity Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.53%	$1,000.00	$1,072.89	$2.72
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.78%	$1,000.00	$1,071.94	$4.01
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.0%
CACI International, Inc., “A” (a)	2,371	$ 808,132
Apparel Manufacturers – 1.5%
Skechers USA, Inc., “A” (a)	23,833	$ 1,255,046
Automotive – 2.1%
REV Group, Inc.	39,525	$ 524,102
Titan International, Inc. (a)	29,866	342,862
Visteon Corp. (a)	5,640	809,960
		$1,676,924
Biotechnology – 3.3%
Adaptive Biotechnologies Corp. (a)	41,888	$ 281,069
Alector, Inc. (a)	4,706	28,283
AlloVir, Inc. (a)(l)	37,508	127,527
Arcus Biosciences, Inc. (a)	12,459	253,042
BioAtla, Inc. (a)	47,191	141,573
Deciphera Pharmaceuticals, Inc. (a)	2,729	38,424
Dynavax Technologies Corp. (a)	22,456	290,132
Exelixis, Inc. (a)	11,057	211,299
Fate Therapeutics, Inc. (a)	7,094	33,767
iTeos Therapeutics, Inc. (a)	16,770	222,035
Lyell Immunopharma, Inc. (a)(l)	66,355	211,009
Sana Biotechnology, Inc. (a)(l)	52,924	315,427
Sangamo Therapeutics, Inc. (a)	42,510	55,263
Varex Imaging Corp. (a)	6,727	158,555
Vir Biotechnology, Inc. (a)	13,516	331,548
		$2,698,953
Brokerage & Asset Managers – 0.5%
A-Mark Precious Metals, Inc.	7,794	$ 291,769
GCM Grosvenor, Inc., “A”	11,041	83,249
		$375,018
Business Services – 4.2%
BlueLinx Holdings, Inc. (a)	6,102	$ 572,246
Boise Cascade Corp.	2,476	223,707
HireRight Holdings Corp. (a)	19,885	224,899
TaskUs, Inc., “A” (a)	45,324	513,068
TriNet Group, Inc. (a)	8,424	800,027
World Fuel Services Corp.	18,359	379,664
Yext, Inc. (a)	64,078	724,722
		$3,438,333
Cable TV – 0.3%
Cable One, Inc.	315	$ 206,980
Chemicals – 1.7%
Avient Corp.	9,506	$ 388,795
Element Solutions, Inc.	52,917	1,016,007
		$1,404,802
3

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.3%
2U, Inc. (a)	6,376	$ 25,695
Elastic N.V. (a)	13,649	875,174
Paycor HCM, Inc. (a)	9,943	235,351
Paylocity Holding Corp. (a)	4,182	771,704
		$1,907,924
Computer Software - Systems – 3.7%
Box, Inc., “A” (a)	38,787	$ 1,139,562
Rapid7, Inc. (a)	20,077	909,087
Rimini Street, Inc. (a)	64,966	311,187
Squarespace, Inc., “A” (a)	14,942	471,271
Verint Systems, Inc. (a)	5,924	207,695
		$3,038,802
Construction – 2.3%
AZEK Co., Inc. (a)	33,119	$ 1,003,175
GMS, Inc. (a)	12,316	852,267
Taylor Morrison Home Corp. (a)	1,122	54,720
		$1,910,162
Consumer Products – 1.6%
Herbalife Ltd. (a)	12,888	$ 170,637
Prestige Consumer Healthcare, Inc. (a)	19,525	1,160,371
		$1,331,008
Consumer Services – 1.4%
Grand Canyon Education, Inc. (a)	11,123	$ 1,148,005
Electrical Equipment – 1.4%
Vertiv Holdings Co.	44,688	$ 1,106,922
Electronics – 5.5%
Advanced Energy Industries, Inc.	10,518	$ 1,172,231
Alpha and Omega Semiconductor Ltd. (a)	12,195	399,996
Photronics, Inc. (a)	18,836	485,781
Plexus Corp. (a)	10,035	985,838
Sanmina Corp. (a)	2,844	171,408
Silicon Laboratories, Inc. (a)	8,087	1,275,643
		$4,490,897
Energy - Independent – 2.4%
CONSOL Energy, Inc.	8,052	$ 546,006
CVR Energy, Inc.	14,162	424,293
Magnolia Oil & Gas Corp., “A”	23,762	496,626
Par Pacific Holdings, Inc. (a)	19,165	509,981
		$1,976,906
Energy - Integrated – 0.2%
National Gas Fuel Co.	3,432	$ 176,268
Engineering - Construction – 2.5%
APi Group, Inc. (a)	27,866	$ 759,627
Dycom Industries, Inc. (a)	10,959	1,245,491
		$2,005,118
4

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.1%
Cal-Maine Foods, Inc.	12,475	$ 561,375
Duckhorn Portfolio, Inc. (a)	10,631	137,884
Hostess Brands, Inc. (a)	39,032	988,290
		$1,687,549
Gaming & Lodging – 2.3%
International Game Technology PLC	35,453	$ 1,130,596
Norwegian Cruise Line Holdings Ltd. (a)	11,000	239,470
Penn Entertainment, Inc. (a)	4,502	108,183
Target Hospitality Corp. (a)(l)	29,614	397,420
		$1,875,669
Insurance – 3.1%
Hanover Insurance Group, Inc.	5,528	$ 624,830
Jackson Financial, Inc.	13,321	407,756
Reinsurance Group of America, Inc.	3,457	479,451
Voya Financial, Inc.	13,754	986,299
		$2,498,336
Internet – 1.4%
Cars.com, Inc. (a)	2,190	$ 43,406
Yelp, Inc. (a)	15,630	569,088
ZipRecruiter, Inc., “A” (a)	28,699	509,694
		$1,122,188
Leisure & Toys – 2.3%
Brunswick Corp.	10,336	$ 895,511
Funko, Inc., “A” (a)	25,064	271,192
Malibu Boats, Inc., “A” (a)	7,636	447,928
MasterCraft Boat Holdings, Inc. (a)	3,909	119,811
Polaris, Inc.	1,369	165,553
		$1,899,995
Machinery & Tools – 4.0%
Flowserve Corp.	9,839	$ 365,519
ITT, Inc.	1,049	97,777
Olympic Steel, Inc.	8,633	423,017
Regal Rexnord Corp.	7,126	1,096,691
Timken Co.	13,361	1,222,932
Titan Machinery, Inc. (a)	2,953	87,114
		$3,293,050
Major Banks – 0.7%
Comerica, Inc.	13,120	$ 555,763
Medical & Health Technology & Services – 3.1%
Cross Country Healthcare, Inc. (a)	8,575	$ 240,786
Encompass Health Corp.	14,515	982,811
Health Catalyst, Inc. (a)	10,114	126,425
HealthEquity, Inc. (a)	18,680	1,179,455
ModivCare, Inc. (a)	392	17,722
		$2,547,199
5

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.9%
Avanos Medical, Inc. (a)	14,107	$ 360,575
Bioventus, Inc., “A” (a)	12,217	35,307
Envista Holdings Corp. (a)	28,086	950,430
Maravai Lifesciences Holdings, Inc., “A” (a)	54,655	679,362
MiMedx Group, Inc. (a)	39,438	260,685
Organogenesis Holdings, Inc. (a)	57,753	191,740
Orthofix Medical, Inc. (a)	20,770	375,106
Quidel Corp. (a)	12,256	1,015,532
Sotera Health Co. (a)	5,148	96,989
		$3,965,726
Metals & Mining – 1.8%
Ryerson Holding Corp.	16,140	$ 700,153
United States Steel Corp.	30,379	759,779
		$1,459,932
Natural Gas - Distribution – 0.7%
UGI Corp.	21,956	$ 592,153
Oil Services – 2.3%
ChampionX Corp.	34,628	$ 1,074,853
NOV, Inc.	52,548	842,870
		$1,917,723
Other Banks & Diversified Financials – 9.6%
Assured Guaranty Ltd.	3,577	$ 199,597
Atlanticus Holdings Corp. (a)	1,587	66,670
Cathay General Bancorp, Inc.	34,063	1,096,488
Columbia Banking System, Inc.	44,667	905,847
East West Bancorp, Inc.	8,827	465,977
Enova International, Inc. (a)	1,799	95,563
First Hawaiian, Inc.	6,135	110,491
Heritage Commerce Corp.	14,930	123,620
Navient Corp.	26,133	485,551
OFG Bancorp	16,176	421,870
Preferred Bank	5,099	280,394
SLM Corp.	69,577	1,135,497
Texas Capital Bancshares, Inc. (a)	18,477	951,565
UMB Financial Corp.	1,406	85,625
United Community Bank, Inc.	5,216	130,348
Wintrust Financial Corp.	11,909	864,832
Zions Bancorporation NA	16,132	433,306
		$7,853,241
Pharmaceuticals – 5.1%
Alkermes PLC (a)	11,743	$ 367,556
Arcturus Therapeutics Holdings Inc. (a)	8,096	232,193
Catalyst Pharmaceuticals, Inc. (a)	17,053	229,192
Coherus BioSciences, Inc. (a)	21,696	92,642
Eagle Pharmaceuticals, Inc. (a)	6,721	130,656
Emergent BioSolutions, Inc. (a)	5,545	40,756
FibroGen, Inc. (a)	4,811	12,990
Intercept Pharmaceuticals, Inc. (a)	15,016	166,077
Ionis Pharmaceuticals, Inc. (a)	5,477	224,721
Kiniksa Pharmaceuticals, “A” (a)	16,727	235,516
Kymera Therapeutics, Inc. (a)	8,428	193,760
6

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Macrogenics, Inc. (a)	30,159	$ 161,351
Neurocrine Biosciences, Inc. (a)	1,902	179,359
Nurix Therapeutics, Inc. (a)	4,295	42,907
Organon & Co.	49,952	1,039,501
Phibro Animal Health Corp., “A”	10,423	142,795
REGENXBIO, Inc. (a)	4,806	96,072
United Therapeutics Corp. (a)	1,666	367,769
Vanda Pharmaceuticals, Inc. (a)	30,214	199,110
Y-mAbs Therapeutics, Inc. (a)	4,735	32,151
		$4,187,074
Railroad & Shipping – 0.7%
Teekay Tankers LTD., “A”	14,821	$ 566,607
Real Estate – 7.4%
Broadstone Net Lease, Inc., REIT	50,409	$ 778,315
Empire State Realty Trust, REIT, “A”	138,266	1,035,612
National Storage Affiliates Trust, REIT	13,895	483,963
Phillips Edison & Co., REIT	34,824	1,186,802
Piedmont Office Realty Trust, Inc., REIT	59,426	432,027
Spirit Realty Capital, Inc., REIT	24,302	957,013
STAG Industrial, Inc., REIT	19,415	696,610
Tanger Factory Outlet Centers, Inc., REIT	22,675	500,437
		$6,070,779
Restaurants – 1.4%
Texas Roadhouse, Inc.	6,790	$ 762,381
Wendy's Co.	16,951	368,684
		$1,131,065
Specialty Chemicals – 1.4%
Chemours Co.	29,892	$ 1,102,716
Specialty Stores – 3.3%
Builders FirstSource, Inc. (a)	9,994	$ 1,359,184
Urban Outfitters, Inc. (a)	39,905	1,322,053
		$2,681,237
Telephone Services – 0.5%
EchoStar Corp., “A” (a)	21,822	$ 378,393
Tobacco – 0.1%
Vector Group Ltd.	3,427	$ 43,900
Trucking – 1.7%
Landstar System, Inc.	2,255	$ 434,178
Saia, Inc. (a)	2,859	978,950
		$1,413,128
Utilities - Electric Power – 1.6%
IDACORP, Inc.	2,685	$ 275,481
Portland General Electric Co.	22,794	1,067,443
		$1,342,924
Total Common Stocks (Identified Cost, $72,283,078)		$81,142,547
7

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $590,964)	590,972	$ 591,090
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11% (j) (Identified Cost, $507,705)	507,705	$ 507,705
Other Assets, Less Liabilities – (0.7)%		(566,620)
Net Assets – 100.0%		$81,674,722
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $591,090 and $81,650,252, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $489,939 of securities on loan (identified cost, $72,790,783)	$81,650,252
Investments in affiliated issuers, at value (identified cost, $590,964)	591,090
Receivables for
Fund shares sold	10,519
Interest and dividends	76,934
Other assets	370
Total assets	$82,329,165
Liabilities
Payables for
Fund shares reacquired	$85,561
Collateral for securities loaned, at value	507,705
Payable to affiliates
Investment adviser	1,715
Administrative services fee	120
Shareholder servicing costs	3
Distribution and/or service fees	695
Payable for independent Trustees' compensation	96
Accrued expenses and other liabilities	58,548
Total liabilities	$654,443
Net assets	$81,674,722
Net assets consist of
Paid-in capital	$70,585,065
Total distributable earnings (loss)	11,089,657
Net assets	$81,674,722
Shares of beneficial interest outstanding	8,961,191
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,369,711	3,223,167	$9.42
Service Class	51,305,011	5,738,024	8.94
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$641,802
Dividends from affiliated issuers	13,743
Other	6,998
Income on securities loaned	1,707
Foreign taxes withheld	(722)
Total investment income	$663,528
Expenses
Management fee	$160,833
Distribution and/or service fees	63,215
Shareholder servicing costs	2,066
Administrative services fee	10,936
Independent Trustees' compensation	1,769
Custodian fee	2,114
Shareholder communications	243
Audit and tax fees	30,019
Legal fees	251
Miscellaneous	11,993
Total expenses	$283,439
Reduction of expenses by investment adviser	(5,165)
Net expenses	$278,274
Net investment income (loss)	$385,254
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(776,107)
Affiliated issuers	(194)
Net realized gain (loss)	$(776,301)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$6,133,238
Affiliated issuers	51
Net unrealized gain (loss)	$6,133,289
Net realized and unrealized gain (loss)	$5,356,988
Change in net assets from operations	$5,742,242
See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$385,254	$508,432
Net realized gain (loss)	(776,301)	2,701,519
Net unrealized gain (loss)	6,133,289	(21,966,170)
Change in net assets from operations	$5,742,242	$(18,756,219)
Total distributions to shareholders	$—	$(20,920,094)
Change in net assets from fund share transactions	$(4,694,264)	$15,936,179
Total change in net assets	$1,047,978	$(23,740,134)
Net assets
At beginning of period	80,626,744	104,366,878
At end of period	$81,674,722	$80,626,744
See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.78	$14.02	$10.91	$11.66	$11.25	$13.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$0.09	$0.10	$0.10	$0.09
Net realized and unrealized gain (loss)	0.59	(2.48)	3.14	0.01(g)	2.56	(0.40)
Total from investment operations	$0.64	$(2.40)	$3.23	$0.11	$2.66	$(0.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.12)	$(0.09)	$(0.10)	$(0.13)
From net realized gain	—	(2.75)	—	(0.77)	(2.15)	(1.78)
Total distributions declared to shareholders	$—	$(2.84)	$(0.12)	$(0.86)	$(2.25)	$(1.91)
Net asset value, end of period (x)	$9.42	$8.78	$14.02	$10.91	$11.66	$11.25
Total return (%) (k)(r)(s)(x)	7.29(n)	(18.37)	29.64	2.23	26.78	(5.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.55	0.54	0.55	0.54	0.54
Expenses after expense reductions	0.53(a)	0.54	0.52	0.54	0.53	0.53
Net investment income (loss)	1.12(a)	0.73	0.67	1.05	0.81	0.69
Portfolio turnover	28(n)	55	78	84	59	72
Net assets at end of period (000 omitted)	$30,370	$29,826	$39,073	$33,850	$35,441	$29,936

See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.34	$13.47	$10.50	$11.24	$10.92	$13.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.05	$0.07	$0.07	$0.06
Net realized and unrealized gain (loss)	0.56	(2.37)	3.01	0.02(g)	2.46	(0.39)
Total from investment operations	$0.60	$(2.32)	$3.06	$0.09	$2.53	$(0.33)
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.09)	$(0.06)	$(0.06)	$(0.09)
From net realized gain	—	(2.75)	—	(0.77)	(2.15)	(1.78)
Total distributions declared to shareholders	$—	$(2.81)	$(0.09)	$(0.83)	$(2.21)	$(1.87)
Net asset value, end of period (x)	$8.94	$8.34	$13.47	$10.50	$11.24	$10.92
Total return (%) (k)(r)(s)(x)	7.19(n)	(18.56)	29.17	2.14	26.36	(5.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.80	0.79	0.80	0.79	0.79
Expenses after expense reductions	0.78(a)	0.79	0.77	0.79	0.78	0.78
Net investment income (loss)	0.86(a)	0.49	0.42	0.80	0.56	0.43
Portfolio turnover	28(n)	55	78	84	59	72
Net assets at end of period (000 omitted)	$51,305	$50,801	$65,294	$59,371	$61,099	$55,648
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other
14

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$81,142,547	$—	$—	$81,142,547
Mutual Funds	1,098,795	—	—	1,098,795
Total	$82,241,342	$—	$—	$82,241,342
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $489,939. The fair value of the fund's investment securities on loan and a related liability of $507,705 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
15

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$7,210,050
Long-term capital gains	13,710,044
Total distributions	$20,920,094
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$74,149,158
Gross appreciation	16,286,744
Gross depreciation	(8,194,560)
Net unrealized appreciation (depreciation)	$8,092,184
As of 12/31/22
Undistributed ordinary income	504,273
Undistributed long-term capital gain	2,812,602
Net unrealized appreciation (depreciation)	2,030,540
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$7,622,659
Service Class	—	13,297,435
Total	$—	$20,920,094
16

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $5,165, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,676, which equated to 0.0042% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $390.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0272% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $6,951, which is included in “Other” income in the Statement of Operations.
17

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $22,270,196 and $26,434,335, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	130,971	$1,161,562	244,552	$2,627,998
Service Class	242,953	2,074,605	628,724	6,501,877
	373,924	$3,236,167	873,276	$9,129,875
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	813,518	$7,622,659
Service Class	—	—	1,492,417	13,297,435
	—	$—	2,305,935	$20,920,094
Shares reacquired
Initial Class	(306,606)	$(2,786,792)	(447,049)	$(4,929,664)
Service Class	(597,843)	(5,143,639)	(874,850)	(9,184,126)
	(904,449)	$(7,930,431)	(1,321,899)	$(14,113,790)
Net change
Initial Class	(175,635)	$(1,625,230)	611,021	$5,320,993
Service Class	(354,890)	(3,069,034)	1,246,291	10,615,186
	(530,525)	$(4,694,264)	1,857,312	$15,936,179
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $206 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$705,234	$5,649,799	$5,763,800	$(194)	$51	$591,090

18

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,743	$—
19

MFS Blended Research Small Cap Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
20

MFS Blended Research Small Cap Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
21

Semiannual Report
June 30, 2023
MFS®  Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
VCA-SEM

MFS® Conservative Allocation Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Series	16.8%
MFS Limited Maturity Portfolio	11.9%
MFS Inflation-Adjusted Bond Portfolio	9.9%
MFS Government Securities Portfolio	9.8%
MFS Global Governments Portfolio	7.8%
MFS Growth Series	6.1%
MFS Research Series	6.1%
MFS Value Series	6.0%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Mid Cap Growth Series	4.0%
MFS Research International Portfolio	4.0%
MFS International Intrinsic Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
Cash & Cash Equivalents	0.6%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Conservative Allocation Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.03%	$1,000.00	$1,052.63	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,051.25	$1.42
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
2

MFS Conservative Allocation Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 61.2%
MFS Global Governments Portfolio - Initial Class	2,705,480	$ 23,158,904
MFS Government Securities Portfolio - Initial Class	2,699,528	29,073,919
MFS High Yield Portfolio - Initial Class	2,956,581	14,635,075
MFS Inflation-Adjusted Bond Portfolio - Initial Class	3,467,267	29,090,373
MFS Limited Maturity Portfolio - Initial Class	3,596,747	34,996,347
MFS Total Return Bond Series - Initial Class	4,277,513	49,619,153
		$180,573,771
International Stock Funds – 8.0%
MFS International Growth Portfolio - Initial Class	392,844	$ 5,896,590
MFS International Intrinsic Value Portfolio - Initial Class	192,826	5,913,986
MFS Research International Portfolio - Initial Class	711,722	11,800,346
		$23,610,922
Specialty Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	447,867	$ 5,876,020
U.S. Stock Funds – 28.2%
MFS Growth Series - Initial Class	299,632	$ 17,843,056
MFS Mid Cap Growth Series - Initial Class	1,473,630	11,921,670
MFS Mid Cap Value Portfolio - Initial Class	1,222,937	11,923,638
MFS New Discovery Series - Initial Class	237,819	2,979,870
MFS New Discovery Value Portfolio - Initial Class	360,714	2,947,036
MFS Research Series - Initial Class	568,820	17,826,803
MFS Value Series - Initial Class	810,417	17,804,870
		$83,246,943
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.04% (v)	1,686,217	$ 1,686,554
Total Investment Companies (Identified Cost, $286,105,418)		$294,994,210
Other Assets, Less Liabilities – (0.0)%		(48,920)
Net Assets – 100.0%		$294,945,290
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $294,994,210.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
3

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in affiliated issuers, at value (identified cost, $286,105,418)	$294,994,210
Receivables for
Investments sold	500,627
Fund shares sold	235,746
Other assets	956
Total assets	$295,731,539
Liabilities
Payables for
Investments purchased	$235,100
Fund shares reacquired	500,260
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	2
Distribution and/or service fees	3,997
Payable for independent Trustees' compensation	67
Accrued expenses and other liabilities	46,727
Total liabilities	$786,249
Net assets	$294,945,290
Net assets consist of
Paid-in capital	$272,715,570
Total distributable earnings (loss)	22,229,720
Net assets	$294,945,290
Shares of beneficial interest outstanding	30,602,215
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,750,372	182,323	$9.60
Service Class	293,194,918	30,419,892	9.64
See Notes to Financial Statements
4

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends from affiliated issuers	$37,961
Other	118
Total investment income	$38,079
Expenses
Distribution and/or service fees	$369,166
Shareholder servicing costs	1,173
Administrative services fee	8,679
Independent Trustees' compensation	3,598
Custodian fee	2,214
Shareholder communications	415
Audit and tax fees	21,014
Legal fees	814
Miscellaneous	13,548
Total expenses	$420,621
Net investment income (loss)	$(382,542)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(989,408)
Change in unrealized appreciation or depreciation
Affiliated issuers	$16,308,697
Net realized and unrealized gain (loss)	$15,319,289
Change in net assets from operations	$14,936,747
See Notes to Financial Statements
5

MFS Conservative Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$(382,542)	$7,647,568
Net realized gain (loss)	(989,408)	10,523,595
Net unrealized gain (loss)	16,308,697	(78,765,821)
Change in net assets from operations	$14,936,747	$(60,594,658)
Total distributions to shareholders	$—	$(32,481,327)
Change in net assets from fund share transactions	$(20,507,473)	$(8,422,855)
Total change in net assets	$(5,570,726)	$(101,498,840)
Net assets
At beginning of period	300,516,016	402,014,856
At end of period	$294,945,290	$300,516,016
See Notes to Financial Statements
6

MFS Conservative Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.12	$12.02	$11.95	$11.44	$10.58	$11.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.21	$0.23	$0.27	$0.28	$0.27
Net realized and unrealized gain (loss)	0.48	(2.03)	0.60	1.09	1.47	(0.55)
Total from investment operations	$0.48	$(1.82)	$0.83	$1.36	$1.75	$(0.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.29)	$(0.31)	$(0.31)	$(0.26)
From net realized gain	—	(0.83)	(0.47)	(0.54)	(0.58)	(0.49)
Total distributions declared to shareholders	$—	$(1.08)	$(0.76)	$(0.85)	$(0.89)	$(0.75)
Net asset value, end of period (x)	$9.60	$9.12	$12.02	$11.95	$11.44	$10.58
Total return (%) (k)(s)(x)	5.26(n)	(15.39)	7.00	12.31	16.87	(2.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03(a)	0.03	0.03	0.03	0.03	0.03
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.01)(a)	2.05	1.90	2.40	2.47	2.34
Portfolio turnover	1(n)	3	1	7	2	1
Net assets at end of period (000 omitted)	$1,750	$1,756	$3,278	$3,061	$2,029	$2,062

See Notes to Financial Statements
7

MFS Conservative Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.17	$12.06	$11.99	$11.47	$10.61	$11.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.23	$0.19	$0.23	$0.25	$0.23
Net realized and unrealized gain (loss)	0.48	(2.07)	0.60	1.11	1.47	(0.53)
Total from investment operations	$0.47	$(1.84)	$0.79	$1.34	$1.72	$(0.30)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.25)	$(0.28)	$(0.28)	$(0.23)
From net realized gain	—	(0.83)	(0.47)	(0.54)	(0.58)	(0.49)
Total distributions declared to shareholders	$—	$(1.05)	$(0.72)	$(0.82)	$(0.86)	$(0.72)
Net asset value, end of period (x)	$9.64	$9.17	$12.06	$11.99	$11.47	$10.61
Total return (%) (k)(s)(x)	5.13(n)	(15.53)	6.70	12.06	16.48	(2.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.28(a)	0.28	0.28	0.28	0.28	0.28
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.26)(a)	2.29	1.60	1.98	2.18	2.05
Portfolio turnover	1(n)	3	1	7	2	1
Net assets at end of period (000 omitted)	$293,195	$298,760	$398,737	$428,229	$433,203	$442,988
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
8

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which
9

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$294,994,210	$—	$—	$294,994,210
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
10

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$7,278,182
Long-term capital gains	25,203,145
Total distributions	$32,481,327
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$291,389,641
Gross appreciation	36,372,783
Gross depreciation	(32,768,214)
Net unrealized appreciation (depreciation)	$3,604,569
As of 12/31/22
Undistributed ordinary income	7,640,311
Undistributed long-term capital gain	12,356,788
Net unrealized appreciation (depreciation)	(12,704,126)
11

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$188,910
Service Class	—	32,292,417
Total	$—	$32,481,327
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,098, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $75.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0058% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
12

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $2,141,158 and $23,062,977, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	48	$459	1,955	$19,673
Service Class	244,469	2,331,467	812,076	8,037,049
	244,517	$2,331,926	814,031	$8,056,722
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	20,075	$188,910
Service Class	—	—	3,409,970	32,292,417
	—	$—	3,430,045	$32,481,327
Shares reacquired
Initial Class	(10,259)	$(96,235)	(102,259)	$(1,077,347)
Service Class	(2,404,163)	(22,743,164)	(4,693,800)	(47,883,557)
	(2,414,422)	$(22,839,399)	(4,796,059)	$(48,960,904)
Net change
Initial Class	(10,211)	$(95,776)	(80,229)	$(868,764)
Service Class	(2,159,694)	(20,411,697)	(471,754)	(7,554,091)
	(2,169,905)	$(20,507,473)	(551,983)	$(8,422,855)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $767 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
13

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$23,990,710	$244,447	$966,512	$(248,382)	$138,641	$23,158,904
MFS Global Real Estate Portfolio	5,993,537	92,121	386,965	(9,755)	187,082	5,876,020
MFS Government Securities Portfolio	29,845,384	212,768	1,476,190	(357,557)	849,514	29,073,919
MFS Growth Series	17,653,987	11,666	3,724,269	(116,806)	4,018,478	17,843,056
MFS High Yield Portfolio	14,933,466	33,060	1,042,930	(241,160)	952,639	14,635,075
MFS Inflation-Adjusted Bond Portfolio	29,969,985	258,303	1,311,621	(274,007)	447,713	29,090,373
MFS Institutional Money Market Portfolio	1,656,155	687,648	657,051	(53)	(145)	1,686,554
MFS International Growth Portfolio	5,983,376	1,271	804,893	173,574	543,262	5,896,590
MFS International Intrinsic Value Portfolio	5,997,208	490	810,608	285,450	441,446	5,913,986
MFS Limited Maturity Portfolio	36,007,568	364,269	2,044,967	(116,165)	785,642	34,996,347
MFS Mid Cap Growth Series	11,864,120	28,191	1,444,364	(288,832)	1,762,555	11,921,670
MFS Mid Cap Value Portfolio	11,992,014	289,496	1,096,236	177,890	560,474	11,923,638
MFS New Discovery Series	2,984,712	57,171	380,827	(184,285)	503,099	2,979,870
MFS New Discovery Value Portfolio	3,006,559	135,428	302,962	12,981	95,030	2,947,036
MFS Research International Portfolio	12,009,143	19,801	1,377,185	252,380	896,207	11,800,346
MFS Research Series	17,896,518	15,563	2,284,675	224,248	1,975,149	17,826,803
MFS Total Return Bond Series	50,775,863	201,010	2,884,161	(473,497)	1,999,938	49,619,153
MFS Value Series	18,005,838	176,103	723,612	194,568	151,973	17,804,870
	$300,566,143	$2,828,806	$23,720,028	$(989,408)	$16,308,697	$294,994,210
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	37,961	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$37,961	$—
14

MFS Conservative Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
15

MFS Conservative Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
16

Semiannual Report
June 30, 2023
MFS®  Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
VRE-SEM

MFS® Global Real Estate Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Prologis, Inc., REIT	9.1%
Equinix, Inc., REIT	6.2%
Simon Property Group, Inc., REIT	3.5%
Extra Space Storage, Inc., REIT	3.2%
Goodman Group, REIT	3.1%
Equity Lifestyle Properties, Inc., REIT	2.9%
Weyerhaeuser Co., REIT	2.7%
AvalonBay Communities, Inc., REIT	2.7%
Essex Property Trust, Inc., REIT	2.6%
Sun Communities, Inc., REIT	2.5%
GICS equity industries (g)
Real Estate	89.5%
Communication Services	2.8%
Health Care	2.7%
Financials	1.6%
Issuer country weightings (x)
United States	59.1%
United Kingdom	10.0%
Japan	6.4%
Australia	6.1%
Canada	4.5%
Singapore	3.6%
Mexico	2.8%
Hong Kong	2.1%
Spain	1.6%
Other Countries	3.8%
Currency exposure weightings (y)
United States Dollar	59.1%
British Pound Sterling	10.0%
Japanese Yen	6.4%
Australian Dollar	6.1%
Euro	4.7%
Canadian Dollar	4.5%
Singapore Dollar	3.6%
Mexican Peso	2.8%
Hong Kong Dollar	2.1%
Other Currencies	0.7%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Global Real Estate Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.92%	$1,000.00	$1,026.60	$4.62
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,025.44	$5.88
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.90%, $4.52, and $4.51 for Initial Class and 1.15%, $5.78, and $5.76 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
2

MFS Global Real Estate Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Brokerage & Asset Managers – 0.9%
Brookfield Corp.	45,352	$ 1,526,854
Construction – 7.2%
American Homes 4 Rent, “A”, REIT	86,305	$ 3,059,512
AvalonBay Communities, Inc., REIT	22,777	4,311,003
Essex Property Trust, Inc., REIT	18,013	4,220,446
		$11,590,961
Engineering - Construction – 2.8%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	804,683	$ 2,610,507
Prologis Property Mexico S.A. de C.V., REIT	518,432	1,926,288
		$4,536,795
Financial Institutions – 0.6%
Brookfield Asset Management Ltd.	31,746	$ 1,036,193
Forest & Paper Products – 4.9%
Rayonier, Inc., REIT	113,538	$ 3,565,093
Weyerhaeuser Co., REIT	129,296	4,332,709
		$7,897,802
Medical & Health Technology & Services – 2.7%
Encompass Health Corp.	52,840	$ 3,577,797
Universal Health Services, Inc.	5,486	865,526
		$4,443,323
Network & Telecom – 6.2%
Equinix, Inc., REIT	12,692	$ 9,949,766
Printing & Publishing – 0.3%
Lamar Advertising Co., REIT	4,070	$ 403,947
Real Estate – 66.5%
Alexandria Real Estate Equities, Inc., REIT	27,222	$ 3,089,425
Big Yellow Group PLC, REIT	206,752	2,817,429
Brixmor Property Group, Inc., REIT	130,885	2,879,470
Canadian Apartment Properties, REIT	30,768	1,181,250
CapitaLand India Trusts IEU, REIT	935,500	788,576
CapitaLand Investment Ltd.	1,570,300	3,859,556
CubeSmart, REIT	27,761	1,239,806
Douglas Emmett, Inc., REIT	54,893	690,005
Embassy Office Parks, REIT	313,878	1,113,741
Equity Lifestyle Properties, Inc., REIT	70,923	4,744,039
Extra Space Storage, Inc., REIT	34,392	5,119,249
Farmland Partners, Inc., REIT	63,398	774,090
Goodman Group, REIT	372,709	4,992,660
Grainger PLC	1,217,567	3,513,215
Granite REIT	59,064	3,494,574
Heiwa Real Estate Co. Ltd.	36,200	957,458
Japan Logistics Fund, Inc., REIT	960	2,084,093
Japan Metropolitan Fund Investment Corp., REIT	1,085	724,663
KATITAS Co. Ltd.	166,100	2,859,104
LEG Immobilien SE (a)	12,590	723,179
Mitsui Fudosan Co. Ltd.	78,900	1,574,217
3

MFS Global Real Estate Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
National Storage, REIT	2,026,802	$ 3,172,863
NNN REIT, Inc.	83,491	3,572,580
Nomura Real Estate Holdings	44,700	1,063,308
Parkway Real Estate LLC, REIT	390,800	1,128,234
Phillips Edison & Co., REIT	85,046	2,898,368
Prologis, Inc., REIT	120,013	14,717,194
Region RE Ltd., REIT	890,613	1,348,557
Rexford Industrial Realty, Inc., REIT	23,275	1,215,420
Rural Funds Group, REIT	207,203	244,064
SEGRO PLC, REIT	295,686	2,691,735
Shaftesbury Capital PLC, REIT	2,162,293	3,160,773
Shurgard Self Storage Ltd., REIT	56,533	2,580,444
Simon Property Group, Inc., REIT	48,609	5,613,367
Sino Land Co. Ltd.	1,254,613	1,541,848
Star Asia Investment Corp., REIT	2,752	1,133,014
Sun Communities, Inc., REIT	30,570	3,988,162
Swire Properties Ltd.	550,600	1,357,149
Unite Group PLC, REIT	180,282	1,991,935
Urban Edge Properties, REIT	160,162	2,471,300
Vonovia SE, REIT	90,482	1,766,845
Wharf Real Estate Investment Co. Ltd.	110,000	550,555
		$107,427,514
Telecommunications - Wireless – 3.3%
Cellnex Telecom S.A.	64,495	$ 2,603,244
SBA Communications Corp., REIT	11,901	2,758,176
		$5,361,420
Telephone Services – 1.2%
Helios Towers PLC (a)	1,624,970	$ 1,921,315
Total Common Stocks (Identified Cost, $138,559,122)		$156,095,890
	Strike Price	First Exercise
Rights – 0.0%
Real Estate – 0.0%
CapitaLand India Trusts IEU, REIT (1 share for 1 right, Expiration 7/24/23) (a) (Identified Cost, $0)	SGD 1.06	6/23/23	111,324	$ 6,585

Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $5,261,348)	5,261,351	$ 5,262,403
Other Assets, Less Liabilities – 0.1%		211,061
Net Assets – 100.0%		$161,575,939
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,262,403 and $156,102,475, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
4

MFS Global Real Estate Portfolio
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
SGD	Singapore Dollar
See Notes to Financial Statements
5

MFS Global Real Estate Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $138,559,122)	$156,102,475
Investments in affiliated issuers, at value (identified cost, $5,261,348)	5,262,403
Cash	2,698
Foreign currency, at value (identified cost, $24)	24
Receivables for
Fund shares sold	60,076
Dividends	435,979
Receivable from investment adviser	4,077
Other assets	553
Total assets	$161,868,285
Liabilities
Payables for
Fund shares reacquired	$214,767
Payable to affiliates
Administrative services fee	182
Shareholder servicing costs	4
Distribution and/or service fees	769
Payable for independent Trustees' compensation	93
Accrued expenses and other liabilities	76,531
Total liabilities	$292,346
Net assets	$161,575,939
Net assets consist of
Paid-in capital	$134,367,643
Total distributable earnings (loss)	27,208,296
Net assets	$161,575,939
Shares of beneficial interest outstanding	11,603,743
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$104,898,893	7,997,485	$13.12
Service Class	56,677,046	3,606,258	15.72
See Notes to Financial Statements
6

MFS Global Real Estate Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$2,765,072
Dividends from affiliated issuers	58,414
Other	4,138
Foreign taxes withheld	(78,271)
Total investment income	$2,749,353
Expenses
Management fee	$723,141
Distribution and/or service fees	70,255
Shareholder servicing costs	2,460
Administrative services fee	16,808
Independent Trustees' compensation	2,383
Custodian fee	24,981
Audit and tax fees	39,395
Legal fees	455
Miscellaneous	12,745
Total expenses	$892,623
Reduction of expenses by investment adviser	(82,364)
Net expenses	$810,259
Net investment income (loss)	$1,939,094
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,841,373)
Affiliated issuers	248
Foreign currency	(3,756)
Net realized gain (loss)	$(2,844,881)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,159,614
Affiliated issuers	257
Translation of assets and liabilities in foreign currencies	2,354
Net unrealized gain (loss)	$5,162,225
Net realized and unrealized gain (loss)	$2,317,344
Change in net assets from operations	$4,256,438
See Notes to Financial Statements
7

MFS Global Real Estate Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$1,939,094	$2,798,788
Net realized gain (loss)	(2,844,881)	11,954,258
Net unrealized gain (loss)	5,162,225	(72,468,957)
Change in net assets from operations	$4,256,438	$(57,715,911)
Total distributions to shareholders	$—	$(14,602,234)
Change in net assets from fund share transactions	$(2,618,336)	$13,153,425
Total change in net assets	$1,638,102	$(59,164,720)
Net assets
At beginning of period	159,937,837	219,102,557
At end of period	$161,575,939	$159,937,837
See Notes to Financial Statements
8

MFS Global Real Estate Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$12.78	$19.21	$14.98	$15.91	$13.10	$14.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.25	$0.22	$0.28	$0.35	$0.42
Net realized and unrealized gain (loss)	0.18	(5.30)	4.27	(0.14)	3.14	(0.79)
Total from investment operations	$0.34	$(5.05)	$4.49	$0.14	$3.49	$(0.37)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.26)	$(0.70)	$(0.58)	$(0.58)
From net realized gain	—	(1.12)	—	(0.37)	(0.10)	(0.22)
Total distributions declared to shareholders	$—	$(1.38)	$(0.26)	$(1.07)	$(0.68)	$(0.80)
Net asset value, end of period (x)	$13.12	$12.78	$19.21	$14.98	$15.91	$13.10
Total return (%) (k)(r)(s)(x)	2.66(n)	(26.94)	30.12	1.49	26.87	(3.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02(a)	1.01	1.01	1.02	1.01	1.01
Expenses after expense reductions	0.92(a)	0.92	0.92	0.92	0.92	0.92
Net investment income (loss)	2.50(a)	1.65	1.27	2.00	2.31	3.00
Portfolio turnover	10(n)	32	26	43	36	24
Net assets at end of period (000 omitted)	$104,899	$104,737	$149,746	$127,523	$132,530	$99,826

See Notes to Financial Statements
9

MFS Global Real Estate Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$15.33	$22.70	$17.66	$18.56	$15.17	$16.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.26	$0.20	$0.29	$0.36	$0.44
Net realized and unrealized gain (loss)	0.21	(6.30)	5.06	(0.17)(g)	3.66	(0.93)
Total from investment operations	$0.39	$(6.04)	$5.26	$0.12	$4.02	$(0.49)
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.22)	$(0.65)	$(0.53)	$(0.53)
From net realized gain	—	(1.12)	—	(0.37)	(0.10)	(0.22)
Total distributions declared to shareholders	$—	$(1.33)	$(0.22)	$(1.02)	$(0.63)	$(0.75)
Net asset value, end of period (x)	$15.72	$15.33	$22.70	$17.66	$18.56	$15.17
Total return (%) (k)(r)(s)(x)	2.54(n)	(27.14)	29.87	1.15	26.68	(3.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.27(a)	1.26	1.26	1.27	1.26	1.26
Expenses after expense reductions	1.17(a)	1.17	1.17	1.17	1.17	1.17
Net investment income (loss)	2.25(a)	1.42	1.02	1.75	2.07	2.74
Portfolio turnover	10(n)	32	26	43	36	24
Net assets at end of period (000 omitted)	$56,677	$55,200	$69,356	$58,035	$58,508	$53,577
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
11

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$90,056,450	$—	$—	$90,056,450
United Kingdom	16,096,402	—	—	16,096,402
Japan	—	10,395,857	—	10,395,857
Australia	3,172,863	6,585,281	—	9,758,144
Canada	7,238,871	—	—	7,238,871
Singapore	788,576	4,994,375	—	5,782,951
Mexico	4,536,795	—	—	4,536,795
Hong Kong	1,541,848	1,907,704	—	3,449,552
Spain	2,603,244	—	—	2,603,244
Other Countries	5,070,468	1,113,741	—	6,184,209
Mutual Funds	5,262,403	—	—	5,262,403
Total	$136,367,920	$24,996,958	$—	$161,364,878
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the
12

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$4,454,179
Long-term capital gains	10,148,055
Total distributions	$14,602,234
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$145,129,503
Gross appreciation	27,155,403
Gross depreciation	(10,920,028)
Net unrealized appreciation (depreciation)	$16,235,375
As of 12/31/22
Undistributed ordinary income	1,158,123
Undistributed long-term capital gain	10,722,485
Other temporary differences	(4,254)
Net unrealized appreciation (depreciation)	11,075,504
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
13

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$10,318,539
Service Class	—	4,283,695
Total	$—	$14,602,234
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $10,320, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2023. For the six months ended June 30, 2023, this reduction amounted to $72,044, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $2,013, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $447.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0209% of the fund's average daily net assets.
14

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $4,069, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $16,374,221 and $18,579,314, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	349,050	$4,556,349	1,145,505	$17,068,075
Service Class	315,878	4,908,740	889,626	16,159,669
	664,928	$9,465,089	2,035,131	$33,227,744
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	734,939	$10,318,539
Service Class	—	—	254,074	4,283,695
	—	$—	989,013	$14,602,234
Shares reacquired
Initial Class	(546,469)	$(7,230,886)	(1,480,461)	$(23,560,753)
Service Class	(309,735)	(4,852,539)	(599,069)	(11,115,800)
	(856,204)	$(12,083,425)	(2,079,530)	$(34,676,553)
Net change
Initial Class	(197,419)	$(2,674,537)	399,983	$3,825,861
Service Class	6,143	56,201	544,631	9,327,564
	(191,276)	$(2,618,336)	944,614	$13,153,425
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 19%, 8%, and 4%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires
15

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $404 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,669,400	$14,942,341	$13,349,843	$248	$257	$5,262,403
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$58,414	$—
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MFS Global Real Estate Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Global Real Estate Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2023
MFS®  Growth Allocation Portfolio
MFS® Variable Insurance Trust III
VGA-SEM

MFS® Growth Allocation Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Growth Series	11.1%
MFS Value Series	11.1%
MFS Research Series	10.1%
MFS Mid Cap Growth Series	9.1%
MFS Mid Cap Value Portfolio	9.1%
MFS Research International Portfolio	8.9%
MFS International Intrinsic Value Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS International Growth Portfolio	4.9%
MFS High Yield Portfolio	4.9%
MFS Total Return Bond Series	4.9%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Governments Portfolio	3.9%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Limited Maturity Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Growth Allocation Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.04%	$1,000.00	$1,088.77	$0.21
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
Service Class	Actual	0.29%	$1,000.00	$1,087.42	$1.50
	Hypothetical (h)	0.29%	$1,000.00	$1,023.36	$1.45
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
2

MFS Growth Allocation Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 20.6%
MFS Global Governments Portfolio - Initial Class	1,223,861	$ 10,476,250
MFS High Yield Portfolio - Initial Class	2,696,453	13,347,443
MFS Inflation-Adjusted Bond Portfolio - Initial Class	1,572,452	13,192,875
MFS Limited Maturity Portfolio - Initial Class	543,760	5,290,784
MFS Total Return Bond Series - Initial Class	1,142,514	13,253,157
		$55,560,509
International Stock Funds – 19.8%
MFS Emerging Markets Equity Portfolio - Initial Class	214,092	$ 2,663,310
MFS International Growth Portfolio - Initial Class	891,501	13,381,432
MFS International Intrinsic Value Portfolio - Initial Class	437,557	13,419,880
MFS Research International Portfolio - Initial Class	1,455,279	24,128,521
		$53,593,143
Specialty Funds – 5.0%
MFS Global Real Estate Portfolio - Initial Class	1,022,320	$ 13,412,839
U.S. Stock Funds – 54.5%
MFS Growth Series - Initial Class	505,060	$ 30,076,284
MFS Mid Cap Growth Series - Initial Class	3,043,880	24,624,991
MFS Mid Cap Value Portfolio - Initial Class	2,522,554	24,594,904
MFS New Discovery Series - Initial Class	435,734	5,459,751
MFS New Discovery Value Portfolio - Initial Class	659,630	5,389,179
MFS Research Series - Initial Class	870,126	27,269,735
MFS Value Series - Initial Class	1,359,121	29,859,878
		$147,274,722
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 5.04% (v)	179,332	$ 179,368
Total Investment Companies (Identified Cost, $215,452,830)		$270,020,581
Other Assets, Less Liabilities – 0.0%		1,939
Net Assets – 100.0%		$270,022,520
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $270,020,581.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
3

MFS Growth Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in affiliated issuers, at value (identified cost, $215,452,830)	$270,020,581
Receivables for
Investments sold	320,033
Fund shares sold	76,763
Other assets	798
Total assets	$270,418,175
Liabilities
Payables for
Investments purchased	$76,350
Fund shares reacquired	272,931
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	2
Distribution and/or service fees	3,619
Payable for independent Trustees' compensation	81
Accrued expenses and other liabilities	42,576
Total liabilities	$395,655
Net assets	$270,022,520
Net assets consist of
Paid-in capital	$190,240,926
Total distributable earnings (loss)	79,781,594
Net assets	$270,022,520
Shares of beneficial interest outstanding	26,478,203
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,185,973	313,045	$10.18
Service Class	266,836,547	26,165,158	10.20
See Notes to Financial Statements
4

MFS Growth Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends from affiliated issuers	$4,398
Other	98
Total investment income	$4,496
Expenses
Distribution and/or service fees	$326,336
Shareholder servicing costs	1,113
Administrative services fee	8,679
Independent Trustees' compensation	3,221
Custodian fee	1,843
Shareholder communications	828
Audit and tax fees	21,014
Legal fees	706
Miscellaneous	13,294
Total expenses	$377,034
Net investment income (loss)	$(372,538)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(581,147)
Change in unrealized appreciation or depreciation
Affiliated issuers	$23,237,108
Net realized and unrealized gain (loss)	$22,655,961
Change in net assets from operations	$22,283,423
See Notes to Financial Statements
5

MFS Growth Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$(372,538)	$6,086,737
Net realized gain (loss)	(581,147)	21,944,996
Net unrealized gain (loss)	23,237,108	(92,552,645)
Change in net assets from operations	$22,283,423	$(64,520,912)
Total distributions to shareholders	$—	$(37,921,553)
Change in net assets from fund share transactions	$(13,220,296)	$6,816,927
Total change in net assets	$9,063,127	$(95,625,538)
Net assets
At beginning of period	260,959,393	356,584,931
At end of period	$270,022,520	$260,959,393
See Notes to Financial Statements
6

MFS Growth Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.35	$13.27	$12.38	$11.93	$10.64	$12.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.26	$0.17	$0.23	$0.22	$0.26
Net realized and unrealized gain (loss)	0.83	(2.64)	1.75	1.53	2.53	(0.78)
Total from investment operations	$0.83	$(2.38)	$1.92	$1.76	$2.75	$(0.52)
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.23)	$(0.25)	$(0.29)	$(0.23)
From net realized gain	—	(1.35)	(0.80)	(1.06)	(1.17)	(0.82)
Total distributions declared to shareholders	$—	$(1.54)	$(1.03)	$(1.31)	$(1.46)	$(1.05)
Net asset value, end of period (x)	$10.18	$9.35	$13.27	$12.38	$11.93	$10.64
Total return (%) (k)(s)(x)	8.88(n)	(18.27)	15.76	15.80	26.96	(5.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04(a)	0.04	0.03	0.04	0.03	0.03
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.03)(a)	2.37	1.31	2.02	1.88	2.13
Portfolio turnover	1(n)	2	2	6	0(b)	2
Net assets at end of period (000 omitted)	$3,186	$2,817	$4,564	$4,602	$3,905	$3,770

See Notes to Financial Statements
7

MFS Growth Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.38	$13.30	$12.40	$11.95	$10.65	$12.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.23	$0.14	$0.18	$0.20	$0.22
Net realized and unrealized gain (loss)	0.83	(2.64)	1.76	1.55	2.52	(0.77)
Total from investment operations	$0.82	$(2.41)	$1.90	$1.73	$2.72	$(0.55)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.20)	$(0.22)	$(0.25)	$(0.20)
From net realized gain	—	(1.35)	(0.80)	(1.06)	(1.17)	(0.82)
Total distributions declared to shareholders	$—	$(1.51)	$(1.00)	$(1.28)	$(1.42)	$(1.02)
Net asset value, end of period (x)	$10.20	$9.38	$13.30	$12.40	$11.95	$10.65
Total return (%) (k)(s)(x)	8.74(n)	(18.50)	15.54	15.46	26.66	(5.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.29(a)	0.29	0.28	0.29	0.28	0.28
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.28)(a)	2.10	1.09	1.57	1.70	1.80
Portfolio turnover	1(n)	2	2	6	0(b)	2
Net assets at end of period (000 omitted)	$266,837	$258,142	$352,021	$354,270	$351,229	$330,320
(a)	Annualized.
(b)	Less than 0.5%.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
8

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which
9

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$270,020,581	$—	$—	$270,020,581
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
10

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$5,033,364
Long-term capital gains	32,888,189
Total distributions	$37,921,553
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$218,469,792
Gross appreciation	60,761,470
Gross depreciation	(9,210,681)
Net unrealized appreciation (depreciation)	$51,550,789
As of 12/31/22
Undistributed ordinary income	6,080,736
Undistributed long-term capital gain	23,103,754
Net unrealized appreciation (depreciation)	28,313,681
11

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$507,004
Service Class	—	37,414,549
Total	$—	$37,921,553
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,028, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $85.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0066% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
12

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $3,288,372 and $16,937,231, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	26,474	$257,691	2,276	$23,212
Service Class	341,600	3,362,070	569,317	6,267,400
	368,074	$3,619,761	571,593	$6,290,612
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	52,485	$507,004
Service Class	—	—	3,857,170	37,414,549
	—	$—	3,909,655	$37,921,553
Shares reacquired
Initial Class	(14,791)	$(144,998)	(97,292)	$(977,222)
Service Class	(1,698,241)	(16,695,059)	(3,375,336)	(36,418,016)
	(1,713,032)	$(16,840,057)	(3,472,628)	$(37,395,238)
Net change
Initial Class	11,683	$112,693	(42,531)	$(447,006)
Service Class	(1,356,641)	(13,332,989)	1,051,151	7,263,933
	(1,344,958)	$(13,220,296)	1,008,620	$6,816,927
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $671 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
13

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$2,663,457	$4,558	$247,497	$(28,242)	$271,034	$2,663,310
MFS Global Governments Portfolio	10,442,606	308,898	219,991	(58,829)	3,566	10,476,250
MFS Global Real Estate Portfolio	12,864,312	410,619	228,815	(8,996)	375,719	13,412,839
MFS Growth Series	27,521,975	146,176	3,956,630	(382,325)	6,747,088	30,076,284
MFS High Yield Portfolio	13,002,993	90,064	372,202	(95,743)	722,331	13,347,443
MFS Inflation-Adjusted Bond Portfolio	13,035,620	370,875	283,813	(90,304)	160,497	13,192,875
MFS Institutional Money Market Portfolio	178,684	1,977,611	1,976,944	6	11	179,368
MFS International Growth Portfolio	13,266,120	60,939	1,538,742	282,370	1,310,745	13,381,432
MFS International Intrinsic Value Portfolio	13,264,298	58,706	1,516,785	514,890	1,098,771	13,419,880
MFS Limited Maturity Portfolio	5,147,566	99,057	53,064	(2,773)	99,998	5,290,784
MFS Mid Cap Growth Series	23,457,863	2,553	1,796,691	(877,098)	3,838,364	24,624,991
MFS Mid Cap Value Portfolio	23,692,403	589,719	1,169,005	44,123	1,437,664	24,594,904
MFS New Discovery Series	5,167,031	105,560	375,843	(341,523)	904,526	5,459,751
MFS New Discovery Value Portfolio	5,277,163	277,491	354,609	17,496	171,638	5,389,179
MFS Research International Portfolio	24,031,636	148,921	2,346,391	416,490	1,877,865	24,128,521
MFS Research Series	26,016,528	25,000	2,047,137	38,261	3,237,083	27,269,735
MFS Total Return Bond Series	12,865,339	234,547	236,756	(41,487)	431,514	13,253,157
MFS Value Series	29,117,218	354,689	193,260	32,537	548,694	29,859,878
	$261,012,812	$5,265,983	$18,914,175	$(581,147)	$23,237,108	$270,020,581
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio	$—	$—
MFS Global Governments Portfolio	—	—
MFS Global Real Estate Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	4,398	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$4,398	$—
14

MFS Growth Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
15

MFS Growth Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
16

Semiannual Report
June 30, 2023
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-SEM

MFS® Inflation-Adjusted Bond Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	53.9%
Non-U.S. Government Bonds	49.1%
Commercial Mortgage-Backed Securities	1.1%
Mortgage-Backed Securities	0.8%
Investment Grade Corporates	0.6%
Emerging Markets Bonds	0.5%
Municipal Bonds	0.2%
Composition including fixed income credit quality (a)(i)
AAA	15.9%
AA	19.6%
A	3.1%
BBB	12.4%
BB	0.5%
U.S. Government	41.1%
Federal Agencies	0.8%
Not Rated	12.8%
Cash & Cash Equivalents	6.6%
Other	(12.8)%
Portfolio facts
Average Duration (d)	10
Average Effective Maturity (m)	11.2 yrs.
Issuer country weightings (i)(x)
United States	50.4%
United Kingdom	17.2%
Italy	7.4%
New Zealand	5.5%
Spain	4.9%
Canada	3.2%
Sweden	3.2%
Japan	2.6%
Germany	2.4%
Other Countries	3.2%
Currency exposure weightings (i)(y)
United States Dollar	53.8%
British Pound Sterling	21.3%
Euro	19.4%
Japanese Yen	2.7%
Canadian Dollar	2.2%
Australian Dollar	1.0%
Swedish Krona	0.6%
Danish Krone	0.1%
New Zealand Dollar	(1.1)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

MFS Inflation-Adjusted Bond Portfolio
Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

MFS Inflation-Adjusted Bond Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.58%	$1,000.00	$1,004.79	$2.88
	Hypothetical (h)	0.58%	$1,000.00	$1,021.92	$2.91
Service Class	Actual	0.83%	$1,000.00	$1,002.42	$4.12
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include approximately 0.01% of interest expenses.
3

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 93.1%
Asset-Backed & Securitized – 1.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.135%, 11/15/2054 (i)		$2,096,319	$ 109,788
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.415%, 7/15/2054 (i)		2,073,428	136,095
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.742%, 2/15/2054 (i)		1,326,988	114,351
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.376%, 2/15/2054 (i)		4,265,577	275,481
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)		2,518,198	147,389
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.38%, 7/15/2054 (i)		3,283,994	226,418
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.39%, 8/15/2054 (i)		3,935,526	274,339
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.427%, 2/15/2054 (i)		3,286,833	235,094
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.149%, 6/15/2064 (i)		1,297,101	74,325
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.416%, 5/15/2054 (i)		1,651,613	107,759
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.338%, 6/15/2054 (i)		1,992,473	118,078
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.656%, 8/15/2054 (i)		1,446,271	115,444
			$1,934,561
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$ 270,031
Emerging Market Sovereign – 0.5%
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035	EUR	970,000	$ 863,125
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		$66,000	$ 63,358
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		82,000	76,697
			$140,055
International Market Sovereign – 49.0%
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030	AUD	862,854	$ 606,871
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		341,850	233,626
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		643,656	388,615
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2026	EUR	586,535	625,200
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030		3,367,605	3,739,848
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	1,368,872	1,233,364
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		4,493,902	3,992,288
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		818,021	591,186
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	405,771,600	2,944,266
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		227,289,400	1,691,734
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	14,692,207	9,385,631
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		780,375	473,220
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027	EUR	183,180	196,202
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		3,861,555	4,200,440
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		4,224,681	4,405,291
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	22,396,997	2,348,537
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2030		37,447,534	3,288,590
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030	EUR	1,806,174	2,006,406
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		1,332,939	1,300,108
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		321,530	310,876
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		2,819,698	3,224,305
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		1,838,037	1,831,189
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		7,160,049	7,511,902
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		219,711	252,468
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		372,747	448,579
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031	GBP	1,681,571	2,074,729
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		2,150,043	2,757,579
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,886,441	2,785,031
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		2,422,769	3,212,915
4

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	4,006,255	$ 4,894,550
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,999,298	2,413,523
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		613,279	654,425
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,452,637	1,514,937
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,753,965	2,106,127
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,139,780	2,247,664
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		550,582	768,904
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,067,296	2,062,309
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,143,927	1,259,116
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		758,292	765,428
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,052,029	1,057,865
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		205,450	220,394
			$88,026,238
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$ 477,205
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	141,736
			$618,941
Mortgage-Backed – 0.8%
Freddie Mac, 1.916%, 4/25/2030 (i)		$564,669	$ 57,257
Freddie Mac, 1.768%, 5/25/2030 (i)		1,221,668	115,242
Freddie Mac, 1.262%, 9/25/2030 (i)		646,322	44,835
Freddie Mac, 0.42%, 1/25/2031 (i)		4,873,764	92,514
Freddie Mac, 0.872%, 1/25/2031 (i)		1,882,263	91,629
Freddie Mac, 1.026%, 1/25/2031 (i)		1,425,035	82,364
Freddie Mac, 0.611%, 3/25/2031 (i)		5,920,483	184,327
Freddie Mac, 1.325%, 5/25/2031 (i)		709,327	54,849
Freddie Mac, 1.039%, 7/25/2031 (i)		1,133,380	69,748
Freddie Mac, 0.632%, 9/25/2031 (i)		4,635,695	156,456
Freddie Mac, 0.955%, 9/25/2031 (i)		1,417,400	79,338
Freddie Mac, 0.441%, 11/25/2031 (i)		6,965,967	170,087
Freddie Mac, 0.597%, 12/25/2031 (i)		6,916,623	232,869
Freddie Mac, 0.665%, 12/25/2031 (i)		1,130,491	43,229
			$1,474,744
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		$355,000	$ 326,862
U.S. Treasury Inflation Protected Securities – 41.0%
U.S. Treasury Bonds, 2%, 1/15/2026		$968,872	$ 955,910
U.S. Treasury Bonds, 0.375%, 1/15/2027		13,215,611	12,399,057
U.S. Treasury Bonds, 2.125%, 2/15/2040		603,428	647,052
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,518,420	8,930,693
U.S. Treasury Bonds, 0.75%, 2/15/2045		3,896,351	3,217,191
U.S. Treasury Bonds, 0.125%, 2/15/2052		3,911,592	2,591,544
U.S. Treasury Notes, 0.5%, 1/15/2028		1,955,144	1,828,556
U.S. Treasury Notes, 0.875%, 1/15/2029		16,042,293	15,182,526
U.S. Treasury Notes, 0.125%, 7/15/2030		1,537,900	1,378,854
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)		19,439,696	17,272,284
U.S. Treasury Notes, 0.125%, 1/15/2032		10,526,108	9,263,797
			$73,667,464
Total Bonds (Identified Cost, $182,737,776)			$167,322,021
5

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 6.7%
Money Market Funds – 6.7%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $11,951,004)	11,950,421	$ 11,952,811
Other Assets, Less Liabilities – 0.2%		437,583
Net Assets – 100.0%		$179,712,415
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,952,811 and $167,322,021, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,716,167, representing 2.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 6/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	661,658	USD	440,491	HSBC Bank	7/21/2023	$471
AUD	344,742	USD	228,663	Merrill Lynch International	7/21/2023	1,090
CAD	605,648	USD	453,566	Brown Brothers Harriman	7/21/2023	3,719
CAD	1,218,898	USD	914,396	Merrill Lynch International	7/21/2023	5,915
CAD	1,191,422	USD	875,315	Morgan Stanley Capital Services, Inc.	7/21/2023	24,250
CAD	338,985	USD	252,685	State Street Bank Corp.	7/21/2023	3,260
EUR	1,192,640	USD	1,288,056	Morgan Stanley Capital Services, Inc.	7/21/2023	14,364
EUR	2,950,233	USD	3,172,549	State Street Bank Corp.	7/21/2023	49,244
EUR	1,629,867	USD	1,752,387	UBS AG	7/21/2023	27,504
GBP	1,375,020	USD	1,735,673	Brown Brothers Harriman	7/21/2023	10,792
GBP	2,518,908	USD	3,150,582	HSBC Bank	7/21/2023	48,777
GBP	290,317	USD	361,781	Morgan Stanley Capital Services, Inc.	7/21/2023	6,961
GBP	1,282,612	USD	1,591,221	State Street Bank Corp.	7/21/2023	37,873
GBP	828,651	USD	1,028,840	UBS AG	7/21/2023	23,660
USD	1,894,881	AUD	2,822,148	Merrill Lynch International	7/21/2023	14,060
USD	5,224,531	AUD	7,737,177	Morgan Stanley Capital Services, Inc.	7/21/2023	68,089
USD	1,816,659	AUD	2,697,123	State Street Bank Corp.	7/21/2023	19,162
6

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	811,473	EUR	742,491	Brown Brothers Harriman	7/21/2023	$638
USD	2,639,362	EUR	2,397,558	HSBC Bank	7/21/2023	21,114
USD	41,012	EUR	37,045	JPMorgan Chase Bank N.A.	7/21/2023	557
USD	788,421	EUR	713,737	Merrill Lynch International	7/21/2023	8,987
USD	1,764	EUR	1,608	Morgan Stanley Capital Services, Inc.	7/21/2023	8
USD	1,357,934	EUR	1,242,543	State Street Bank Corp.	7/21/2023	1,019
USD	2,130,846	EUR	1,938,164	UBS AG	7/21/2023	14,280
USD	465,047	GBP	364,505	HSBC Bank	7/21/2023	2,075
USD	179,838	JPY	24,444,926	Morgan Stanley Capital Services, Inc.	7/21/2023	10,022
USD	454,392	NOK	4,765,732	HSBC Bank	7/21/2023	10,141
USD	455,614	NOK	4,833,691	Merrill Lynch International	7/21/2023	5,027
USD	450,637	NOK	4,824,681	Morgan Stanley Capital Services, Inc.	7/21/2023	890
USD	826,227	NZD	1,339,434	Deutsche Bank AG	7/21/2023	4,273
USD	842,554	NZD	1,370,967	Morgan Stanley Capital Services, Inc.	7/21/2023	1,250
USD	52,957	SEK	567,434	Brown Brothers Harriman	7/21/2023	308
USD	550,229	SEK	5,656,414	Citibank N.A.	7/21/2023	25,402
USD	2,237,264	SEK	23,427,980	HSBC Bank	7/21/2023	63,514
USD	1,184,486	SEK	12,192,290	State Street Bank Corp.	7/21/2023	53,232
						$581,928
Liability Derivatives
AUD	4,445,963	USD	2,989,180	HSBC Bank	7/21/2023	$(26,167)
AUD	3,557,590	USD	2,419,294	Morgan Stanley Capital Services, Inc.	7/21/2023	(48,338)
AUD	7,913,868	USD	5,337,551	State Street Bank Corp.	7/21/2023	(63,353)
CAD	324,357	USD	246,607	UBS AG	7/21/2023	(1,707)
DKK	1,853,216	USD	274,220	State Street Bank Corp.	7/21/2023	(2,374)
EUR	6,209,828	USD	6,838,850	HSBC Bank	7/21/2023	(57,427)
EUR	640,697	USD	708,955	JPMorgan Chase Bank N.A.	7/21/2023	(9,284)
EUR	2,268,147	USD	2,500,844	State Street Bank Corp.	7/21/2023	(23,920)
EUR	448,215	USD	495,690	UBS AG	7/21/2023	(6,218)
GBP	690,721	USD	886,349	JPMorgan Chase Bank N.A.	7/21/2023	(9,038)
GBP	637,336	USD	810,467	Merrill Lynch International	7/21/2023	(963)
GBP	165,455	USD	211,039	Morgan Stanley Capital Services, Inc.	7/21/2023	(888)
JPY	10,337,320	USD	72,247	Merrill Lynch International	7/21/2023	(435)
JPY	12,218,601	USD	87,895	Morgan Stanley Capital Services, Inc.	7/21/2023	(3,014)
JPY	25,678,078	USD	195,693	UBS AG	7/21/2023	(17,310)
NOK	14,261,311	USD	1,358,740	HSBC Bank	7/21/2023	(29,331)
NZD	77,599	USD	48,154	UBS AG	7/21/2023	(534)
SEK	1,544,150	USD	143,990	Brown Brothers Harriman	7/21/2023	(717)
USD	786,583	AUD	1,205,792	Merrill Lynch International	7/21/2023	(17,017)
USD	54,428	AUD	82,261	Morgan Stanley Capital Services, Inc.	7/21/2023	(395)
USD	1,012,469	AUD	1,528,290	State Street Bank Corp.	7/21/2023	(6,059)
USD	1,240,410	CAD	1,672,708	Barclays Bank PLC	7/21/2023	(22,543)
USD	2,001,557	CAD	2,683,296	HSBC Bank	7/21/2023	(24,424)
USD	451,490	CAD	614,220	Merrill Lynch International	7/21/2023	(12,267)
USD	54,583	CAD	74,137	Morgan Stanley Capital Services, Inc.	7/21/2023	(1,394)
USD	908,936	CAD	1,219,078	State Street Bank Corp.	7/21/2023	(11,510)
USD	174,488	EUR	163,123	Brown Brothers Harriman	7/21/2023	(3,650)
USD	897,319	EUR	826,953	Goldman Sachs International	7/21/2023	(5,752)
USD	916,285	EUR	840,146	JPMorgan Chase Bank N.A.	7/21/2023	(1,193)
USD	2,148,239	EUR	1,979,790	Morgan Stanley Capital Services, Inc.	7/21/2023	(13,785)
USD	1,010,569	EUR	935,311	State Street Bank Corp.	7/21/2023	(10,834)
USD	176,196	GBP	139,790	Brown Brothers Harriman	7/21/2023	(1,356)
7

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	139,438	GBP	112,621	Goldman Sachs International	7/21/2023	$(3,607)
USD	361,729	GBP	290,745	HSBC Bank	7/21/2023	(7,558)
USD	358,042	GBP	283,341	JPMorgan Chase Bank N.A.	7/21/2023	(1,840)
USD	579,183	GBP	466,932	Morgan Stanley Capital Services, Inc.	7/21/2023	(13,886)
USD	273,783	GBP	218,306	State Street Bank Corp.	7/21/2023	(3,495)
USD	179,099	NZD	292,202	Brown Brothers Harriman	7/21/2023	(213)
USD	432,908	NZD	722,250	Deutsche Bank AG	7/21/2023	(10,306)
USD	1,817,914	NZD	2,999,187	HSBC Bank	7/21/2023	(22,560)
USD	869,658	NZD	1,435,240	JPMorgan Chase Bank N.A.	7/21/2023	(11,088)
USD	1,374,376	NZD	2,255,360	Morgan Stanley Capital Services, Inc.	7/21/2023	(9,643)
USD	2,732,116	NZD	4,473,076	State Street Bank Corp.	7/21/2023	(12,820)
USD	2,773,404	NZD	4,572,538	UBS AG	7/21/2023	(32,567)
USD	732,223	SEK	7,901,568	HSBC Bank	7/21/2023	(920)
USD	71,493	SEK	778,791	Morgan Stanley Capital Services, Inc.	7/21/2023	(767)
						$(564,467)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Long	USD	17	$2,013,437	September – 2023	$3,577
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	77	$8,644,453	September – 2023	$(164,133)
U.S. Treasury Note 5 yr	Long	USD	129	13,815,094	September – 2023	(259,253)
U.S. Treasury Ultra Bond 30 yr	Short	USD	11	1,498,406	September – 2023	(15,449)
						$(438,835)
At June 30, 2023, the fund had liquid securities with an aggregate value of $376,898 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $182,737,776)	$167,322,021
Investments in affiliated issuers, at value (identified cost, $11,951,004)	11,952,811
Cash	258,271
Receivables for
Forward foreign currency exchange contracts	581,928
Net daily variation margin on open futures contracts	2,192
Fund shares sold	72,437
Interest	478,637
Other assets	655
Total assets	$180,668,952
Liabilities
Payables for
Forward foreign currency exchange contracts	$564,467
Investments purchased	258,271
Fund shares reacquired	60,489
Payable to affiliates
Investment adviser	4,801
Administrative services fee	198
Distribution and/or service fees	1,197
Payable for independent Trustees' compensation	149
Accrued expenses and other liabilities	66,965
Total liabilities	$956,537
Net assets	$179,712,415
Net assets consist of
Paid-in capital	$205,554,011
Total distributable earnings (loss)	(25,841,596)
Net assets	$179,712,415
Shares of beneficial interest outstanding	21,577,058
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$92,391,394	11,018,025	$8.39
Service Class	87,321,021	10,559,033	8.27
See Notes to Financial Statements
9

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$4,811,553
Dividends from affiliated issuers	38,446
Other	151
Total investment income	$4,850,150
Expenses
Management fee	$453,512
Distribution and/or service fees	109,978
Shareholder servicing costs	774
Administrative services fee	18,326
Independent Trustees' compensation	2,671
Custodian fee	15,506
Audit and tax fees	24,131
Legal fees	525
Miscellaneous	20,698
Total expenses	$646,121
Reduction of expenses by investment adviser	(11,652)
Net expenses	$634,469
Net investment income (loss)	$4,215,681
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,035,527)
Affiliated issuers	(621)
Futures contracts	(815,320)
Forward foreign currency exchange contracts	(1,852,677)
Foreign currency	7,243
Net realized gain (loss)	$(9,696,902)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,078,477
Affiliated issuers	1,787
Futures contracts	(479,580)
Forward foreign currency exchange contracts	1,872,328
Translation of assets and liabilities in foreign currencies	(4,067)
Net unrealized gain (loss)	$6,468,945
Net realized and unrealized gain (loss)	$(3,227,957)
Change in net assets from operations	$987,724
See Notes to Financial Statements
10

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$4,215,681	$13,056,134
Net realized gain (loss)	(9,696,902)	(17,060,815)
Net unrealized gain (loss)	6,468,945	(47,942,987)
Change in net assets from operations	$987,724	$(51,947,668)
Total distributions to shareholders	$—	$(21,082,368)
Change in net assets from fund share transactions	$(6,810,661)	$9,664,157
Total change in net assets	$(5,822,937)	$(63,365,879)
Net assets
At beginning of period	185,535,352	248,901,231
At end of period	$179,712,415	$185,535,352
See Notes to Financial Statements
11

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.34	$11.93	$12.06	$10.81	$10.15	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.63	$0.34	$0.05	$0.12	$0.19
Net realized and unrealized gain (loss)	(0.15)	(3.15)	(0.14)	1.40	0.72	(0.67)
Total from investment operations	$0.05	$(2.52)	$0.20	$1.45	$0.84	$(0.48)
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.13)	$(0.05)	$(0.18)	$(0.18)
From net realized gain	—	(0.62)	(0.20)	(0.15)	—	—
Total distributions declared to shareholders	$—	$(1.07)	$(0.33)	$(0.20)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$8.39	$8.34	$11.93	$12.06	$10.81	$10.15
Total return (%) (k)(r)(s)(x)	0.60(n)	(21.65)	1.63	13.55	8.26	(4.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59(a)	0.58	0.57	0.58	0.57	0.57
Expenses after expense reductions	0.58(a)	0.57	0.56	0.57	0.56	0.56
Net investment income (loss)	4.79(a)(l)	6.42	2.88	0.45	1.11	1.78
Portfolio turnover	61(n)	126	96	46	62	63
Net assets at end of period (000 omitted)	$92,391	$94,432	$126,161	$132,577	$131,221	$134,599

See Notes to Financial Statements
12

MFS Inflation-Adjusted Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.24	$11.78	$11.92	$10.69	$10.03	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.60	$0.31	$0.02	$0.09	$0.16
Net realized and unrealized gain (loss)	(0.16)	(3.10)	(0.15)	1.38	0.72	(0.66)
Total from investment operations	$0.03	$(2.50)	$0.16	$1.40	$0.81	$(0.50)
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.10)	$(0.02)	$(0.15)	$(0.15)
From net realized gain	—	(0.62)	(0.20)	(0.15)	—	—
Total distributions declared to shareholders	$—	$(1.04)	$(0.30)	$(0.17)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$8.27	$8.24	$11.78	$11.92	$10.69	$10.03
Total return (%) (k)(r)(s)(x)	0.36(n)	(21.76)	1.32	13.21	8.05	(4.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84(a)	0.83	0.82	0.83	0.82	0.82
Expenses after expense reductions	0.83(a)	0.82	0.81	0.82	0.81	0.81
Net investment income (loss)	4.50(a)(l)	6.17	2.64	0.19	0.86	1.54
Portfolio turnover	61(n)	126	96	46	62	63
Net assets at end of period (000 omitted)	$87,321	$91,104	$122,740	$126,471	$125,926	$131,678
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies
14

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$73,667,464	$—	$73,667,464
Non - U.S. Sovereign Debt	—	88,889,363	—	88,889,363
Municipal Bonds	—	326,862	—	326,862
U.S. Corporate Bonds	—	1,029,027	—	1,029,027
Residential Mortgage-Backed Securities	—	1,474,744	—	1,474,744
Commercial Mortgage-Backed Securities	—	1,934,561	—	1,934,561
Mutual Funds	11,952,811	—	—	11,952,811
Total	$11,952,811	$167,322,021	$—	$179,274,832
Other Financial Instruments
Futures Contracts – Assets	$3,577	$—	$—	$3,577
Futures Contracts – Liabilities	(438,835)	—	—	(438,835)
Forward Foreign Currency Exchange Contracts – Assets	—	581,928	—	581,928
Forward Foreign Currency Exchange Contracts – Liabilities	—	(564,467)	—	(564,467)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
15

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$3,577	$(438,835)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	581,928	(564,467)
Total		$585,505	$(1,003,302)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(815,320)	$—
Foreign Exchange	—	(1,852,677)
Total	$(815,320)	$(1,852,677)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(479,580)	$—
Foreign Exchange	—	1,872,328
Total	$(479,580)	$1,872,328
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted
16

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
17

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$10,073,595
Long-term capital gains	11,008,773
Total distributions	$21,082,368
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$196,411,365
Gross appreciation	816,004
Gross depreciation	(17,952,537)
Net unrealized appreciation (depreciation)	$(17,136,533)
As of 12/31/22
Undistributed ordinary income	5,199,643
Capital loss carryforwards	(9,816,049)
Other temporary differences	4,927
Net unrealized appreciation (depreciation)	(22,217,841)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(8,616,670)
Long-Term	(1,199,379)
Total	$(9,816,049)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
18

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$10,811,076
Service Class	—	10,271,292
Total	$—	$21,082,368
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $11,652, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $660, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $114.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0202% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
19

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$50,641,540	$53,307,444
Non-U.S. Government securities	58,402,557	76,848,572
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	87,965	$737,231	564,068	$4,806,981
Service Class	585,726	4,871,609	1,016,586	9,132,485
	673,691	$5,608,840	1,580,654	$13,939,466
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,217,463	$10,811,076
Service Class	—	—	1,169,851	10,271,292
	—	$—	2,387,314	$21,082,368
Shares reacquired
Initial Class	(389,883)	$(3,347,379)	(1,040,479)	$(10,427,441)
Service Class	(1,086,620)	(9,072,122)	(1,543,930)	(14,930,236)
	(1,476,503)	$(12,419,501)	(2,584,409)	$(25,357,677)
Net change
Initial Class	(301,918)	$(2,610,148)	741,052	$5,190,616
Service Class	(500,894)	(4,200,513)	642,507	4,473,541
	(802,812)	$(6,810,661)	1,383,559	$9,664,157
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 28%, 16%, and 7%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $481 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
20

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$515,637	$36,934,663	$25,498,655	$(621)	$1,787	$11,952,811
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$38,446	$—
21

MFS Inflation-Adjusted Bond Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
22

MFS Inflation-Adjusted Bond Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
23

Semiannual Report
June 30, 2023
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-SEM

MFS® Limited Maturity Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	7.8%
AA	11.1%
A	23.3%
BBB	33.3%
BB	0.7%
U.S. Government	20.6%
Federal Agencies	1.0%
Not Rated	20.8%
Cash & Cash Equivalents	2.2%
Other (q)	(20.8)%
Fixed income sectors (i)
Investment Grade Corporates	51.5%
U.S. Treasury Securities	41.4%
Collateralized Debt Obligations	10.7%
Commercial Mortgage-Backed Securities	6.6%
Asset-Backed Securities	3.3%
Emerging Markets Bonds	2.0%
Municipal Bonds	1.3%
Mortgage-Backed Securities	1.0%
High Yield Corporates	0.7%
Non-U.S. Government Bonds	0.1%
Portfolio facts
Average Duration (d)	2.0
Average Effective Maturity (m)	2.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

MFS Limited Maturity Portfolio
Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23 - 6/30/23
Initial Class	Actual	0.45%	$1,000.00	$1,018.85	$2.25
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
Service Class	Actual	0.70%	$1,000.00	$1,016.74	$3.50
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Limited Maturity Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.8%
Aerospace & Defense – 0.9%
Boeing Co., 1.433%, 2/04/2024	$876,000	$ 852,705
Boeing Co., 2.196%, 2/04/2026	1,118,000	1,026,110
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,049,000	1,008,644
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	113,714
		$3,001,173
Asset-Backed & Securitized – 20.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.135%, 11/15/2054 (i)	$13,012,787	$ 681,506
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.658% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	898,000	867,155
ACREC 2021-FL1 Ltd., “B”, FLR, 6.958% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	1,596,000	1,529,868
ACREC 2021-FL1 Ltd., “C”, FLR, 7.308% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	902,000	856,066
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	599,018	587,914
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.793% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	455,000	427,917
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.043% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	264,000	245,739
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.893% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,102,500	1,077,267
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.193% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,102,500	1,068,705
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.493% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	663,500	631,096
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.366% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,633,778
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.516% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	563,536	553,242
AREIT 2019-CRE3 Trust, “B”, FLR, 6.866% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	301,484
AREIT 2019-CRE3 Trust, “C”, FLR, 7.216% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	264,000	244,103
AREIT 2022-CRE6 Trust, “D”, FLR, 7.916% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	215,267
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 6.9% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,039,826	1,005,565
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.35% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	563,239	535,485
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.85% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,703,966
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.15% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	717,145
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.919%, 12/15/2051 (i)(n)	21,726,569	687,374
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.415%, 7/15/2054 (i)	5,732,311	376,255
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.496%, 9/15/2054 (i)	5,938,087	441,253
BDS 2021-FL10 Ltd., “B”, FLR, 7.106% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	519,000	500,366
BDS 2021-FL10 Ltd., “C”, FLR, 7.456% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	377,500	359,055
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.376%, 2/15/2054 (i)	10,353,193	668,633
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.38%, 7/15/2054 (i)	11,270,491	777,054
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.39%, 8/15/2054 (i)	8,223,453	573,243
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.148%, 9/15/2054 (i)	11,857,580	635,426
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.566% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	2,069,500	2,024,257
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.117% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	277,454
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.366% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	436,284
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	115,191	108,831
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	228,097	209,166
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	62,048	54,937
BXMT 2020-FL2 Ltd., “B”, FLR, 6.616% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,445,000	1,263,914
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	551,572	514,025
CD 2017-CD4 Mortgage Trust, “XA”, 1.224%, 5/10/2050 (i)	13,884,084	493,444
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	335,962	301,489
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	94,919
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	716,190	710,453
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	460,813	458,829
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	309,150	299,092
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.754%, 11/15/2062 (i)	8,792,014	290,948
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.427%, 2/15/2054 (i)	9,079,609	649,429
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.975%, 6/15/2063 (i)	8,859,255	470,803
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.149%, 6/15/2064 (i)	4,920,685	281,958
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	478,000	443,124
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	226,129	221,636

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	$250,000	$ 237,213
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	250,000	235,085
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	230,638
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	261,000	249,558
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	1,046,302	1,043,142
Enterprise Fleet Financing LLC, 2023-1, “A2”, 5.51%, 1/22/2029 (n)	754,044	747,697
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.916% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,241,500	1,197,398
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.316% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,117,899
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	479,713	474,184
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.01%, 5/10/2050 (i)	15,166,801	480,753
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.08%, 8/10/2050 (i)	14,960,979	503,898
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.243%, 5/12/2053 (i)	8,333,490	491,192
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 7.71% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	1,998,469	1,917,529
JPMorgan Chase Commercial Mortgage Securities Corp., 1.13%, 9/15/2050 (i)	13,465,595	380,676
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.693% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	411,391	411,402
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.743% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	725,945
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.563% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	490,150	489,341
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.943% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,344,000	1,257,516
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.193% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	567,500	523,864
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 6.765% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,747,080
MF1 2020-FL4 Ltd., “B”, FLR, 8.011% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	1,946,000	1,916,773
MF1 2021-FL6 Ltd., “B”, FLR, 6.866% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	1,598,887	1,523,128
MF1 2022-FL9 Ltd., “B”, FLR, 8.226% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,838,628
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.406%, 5/15/2050 (i)	13,199,398	454,035
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.479%, 6/15/2050 (i)	6,786,420	221,245
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.999%, 12/15/2051 (i)	17,318,511	579,406
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.416%, 5/15/2054 (i)	7,293,379	475,853
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.338%, 6/15/2054 (i)	6,777,149	401,627
NextGear Floorplan Master Owner Trust 2023-1A, “A1”, FLR, 6.166% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	552,693
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.023% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,129,454	1,095,757
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.622% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,129,454	1,082,957
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	284,503	283,395
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	988,635
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	680,225
PFP III 2021-8 Ltd., “B”, FLR, 6.658% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	490,500	460,934
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.141% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	868,854
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 6.9% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	707,367
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.343% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	516,000	483,282
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.75% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	422,000	411,409
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	616,552
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.2% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,001,000	961,127
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.958% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	764,000	700,914
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.008% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,000,000	1,922,940
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.16%, 11/15/2050 (i)	9,227,419	297,183
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.056%, 12/15/2051 (i)	7,413,025	273,511
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.494%, 11/15/2054 (i)	3,991,551	284,011
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.916% (SOFR - 1mo. + 0.85%), 3/15/2027	1,040,000	1,038,647
		$66,090,017
Automotive – 1.6%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$1,487,000	$ 1,399,778
Hyundai Capital America, 0.8%, 1/08/2024 (n)	154,000	149,961
Hyundai Capital America, 5.875%, 4/07/2025 (n)	958,000	957,471
LKQ Corp., 5.75%, 6/15/2028 (n)	404,000	402,686
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	633,520
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	602,000	580,357
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	622,531

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	$494,000	$ 445,239
		$5,191,543
Broadcasting – 1.0%
WarnerMedia Holdings, Inc., 3.788%, 3/15/2025	$2,271,000	$ 2,189,333
WarnerMedia Holdings, Inc., 6.412%, 3/15/2026	310,000	310,256
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	679,000	633,348
		$3,132,937
Brokerage & Asset Managers – 1.5%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,942,000	$ 1,798,011
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	645,000	644,226
LPL Holdings, Inc., 4%, 3/15/2029 (n)	814,000	714,137
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	232,458
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	1,000,000	892,330
National Securities Clearing Corp., 5%, 5/30/2028 (n)	462,000	459,127
		$4,740,289
Business Services – 1.0%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$ 553,666
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,288,579
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,348,441
		$3,190,686
Chemicals – 0.2%
Nutrien Ltd., 4.9%, 3/27/2028	$249,000	$ 244,216
Westlake Chemical Corp., 0.875%, 8/15/2024	500,000	472,205
		$716,421
Computer Software – 0.5%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$ 1,391,346
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	340,000	341,241
		$1,732,587
Computer Software - Systems – 0.4%
VMware, Inc., 1%, 8/15/2024	$839,000	$ 794,343
VMware, Inc., 1.4%, 8/15/2026	649,000	573,094
		$1,367,437
Conglomerates – 0.9%
Carrier Global Corp., 2.242%, 2/15/2025	$200,000	$ 189,151
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	1,023,000	1,024,298
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	600,000	595,625
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	1,088,000	1,073,399
		$2,882,473
Consumer Products – 0.3%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$591,000	$ 564,672
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	345,000	322,845
		$887,517

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$ 389,549
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,323,234
Berry Global, Inc., 5.5%, 4/15/2028 (n)	167,000	164,345
		$1,877,128
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$686,000	$ 684,375
Electronics – 1.1%
Microchip Technology, Inc., 0.983%, 9/01/2024	$2,095,000	$ 1,978,877
Qorvo, Inc., 1.75%, 12/15/2024 (n)	515,000	478,872
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,081,560
		$3,539,309
Emerging Market Quasi-Sovereign – 0.6%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$619,000	$ 587,572
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	344,000	322,913
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	932,494
		$1,842,979
Emerging Market Sovereign – 0.5%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,572,000	$ 1,556,425
Energy - Independent – 0.1%
EQT Corp., 5.7%, 4/01/2028	$350,000	$ 345,439
Energy - Integrated – 0.6%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,857,000	$ 1,849,143
Financial Institutions – 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,585,000	$ 1,573,862
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,399,000	1,372,390
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	798,000	749,464
Air Lease Corp., 2.2%, 1/15/2027	1,101,000	976,304
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,177,641
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	1,574,000	1,398,922
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	471,397
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	746,985
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	571,167
		$9,038,132
Food & Beverages – 1.8%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,276,000	$ 1,264,964
General Mills, Inc., 5.241%, 11/18/2025	834,000	834,100
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	546,000	524,306
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,669,000	1,415,329
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	1,392,000	1,305,406
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	588,155
		$5,932,260
Food & Drug Stores – 0.4%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$1,339,000	$ 1,297,766

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$1,084,000	$ 1,060,698
Hyatt Hotels Corp., 1.3%, 10/01/2023	1,224,000	1,212,774
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,134,000	1,079,328
Hyatt Hotels Corp., 5.75%, 1/30/2027 (w)	633,000	631,375
Marriott International, Inc., 3.75%, 10/01/2025	370,000	354,980
Marriott International, Inc., 4.9%, 4/15/2029	445,000	432,959
		$4,772,114
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$117,000	$ 112,315
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	134,688
		$247,003
Insurance – 0.2%
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	$882,000	$ 802,381
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 5.7%, 5/23/2028 (n)	$200,000	$ 199,698
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$676,000	$ 672,478
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,121,000	$ 1,109,849
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	409,093
		$1,518,942
Major Banks – 16.2%
Bank of America Corp., 4.2%, 8/26/2024	$692,000	$ 679,023
Bank of America Corp., 4.45%, 3/03/2026	995,000	967,067
Bank of America Corp., 4.25%, 10/22/2026	575,000	554,987
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,259,588
Bank of America Corp., 4.183%, 11/25/2027	959,000	911,025
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	207,000	201,805
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	515,121
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,296,623
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,576,505
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,442,680
Deutsche Bank AG, 0.898%, 5/28/2024	421,000	400,017
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,911,878
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	398,733
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	150,214
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	1,426,000	1,388,430
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	720,443
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	731,623
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	1,439,000	1,458,848
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,071,881
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	842,072
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	623,000	549,835
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	900,000	798,580
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	683,000	656,472
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	143,000	132,845
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,380,000	1,378,350
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,542,184
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	953,777
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	774,260

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 4.25%, 10/01/2027	$959,000	$ 929,148
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	428,313
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,003,000	947,602
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	437,000	407,734
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	600,000	593,872
Morgan Stanley, 5.556% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	1,637,000	1,635,952
Morgan Stanley, 5.519% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	2,151,000	2,148,732
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	1,635,000	1,520,383
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,303,751
Morgan Stanley, 3.625%, 1/20/2027	381,000	361,763
Morgan Stanley, 3.95%, 4/23/2027	135,000	127,822
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	364,133
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	673,661
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,018,000	1,982,223
PNC Bank N.A., 2.5%, 8/27/2024	1,183,000	1,133,479
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,717,000	1,697,908
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	907,000	879,128
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	437,000	419,433
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	444,000	415,128
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	455,000	442,355
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,481,323
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,057,869
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	944,000	910,507
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	924,000	920,154
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	357,462
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	380,005
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,242,000	2,111,226
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	685,079
		$52,581,011
Medical & Health Technology & Services – 0.6%
IQVIA, Inc., 5.7%, 5/15/2028 (n)	$446,000	$ 441,540
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,500,000	1,418,357
		$1,859,897
Metals & Mining – 1.3%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$766,000	$ 740,292
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,337,657
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,009,729
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,073,821
		$4,161,499
Midstream – 1.9%
Enbridge, Inc., 2.5%, 2/14/2025	$496,000	$ 471,088
Enbridge, Inc., 5.969%, 3/08/2026	257,000	257,403
Energy Transfer LP, 2.9%, 5/15/2025	635,000	601,650
Energy Transfer LP, 5.55%, 2/15/2028	436,000	434,775
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	968,000	959,807
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	745,848
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	992,000	966,379
TC Energy Corp., 6.203%, 3/09/2026	1,141,000	1,141,795
Western Midstream Operating LP, 3.35%, 2/01/2025	796,000	760,881
		$6,339,626

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 1.0%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$411,296	$ 414,240
Fannie Mae, 2%, 5/25/2044	164,244	157,693
Freddie Mac, 1.041%, 4/25/2024 (i)	408,594	1,982
Freddie Mac, 1.697%, 4/25/2030 (i)	6,110,823	506,133
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,096,839	1,929,902
Freddie Mac, 2%, 7/15/2042	301,496	272,018
		$3,281,968
Municipals – 1.3%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$440,000	$ 440,000
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	280,000	276,275
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	730,000	717,156
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	580,000	572,699
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	65,000	65,000
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	190,000	183,217
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	140,799
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	170,589
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	200,971	189,829
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	440,000	428,062
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	1,060,000	1,060,000
		$4,243,626
Natural Gas - Pipeline – 0.6%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$ 1,899,863
Oils – 0.4%
Valero Energy Corp., 1.2%, 3/15/2024	$1,330,000	$ 1,283,438
Other Banks & Diversified Financials – 2.5%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$901,000	$ 915,190
American Express Co., 2.25%, 3/04/2025	773,000	732,114
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	1,833,000	1,771,351
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,378,117
Groupe BPCE S.A., FLR, 6.779% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,386,440
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	654,000	613,228
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,200,000	1,068,127
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	250,000	244,774
		$8,109,341
Pharmaceuticals – 0.8%
Amgen, Inc., 5.507%, 3/02/2026	$990,000	$ 988,015
Amgen, Inc., 5.15%, 3/02/2028	319,000	318,713
Royalty Pharma PLC, 0.75%, 9/02/2023	1,481,000	1,467,382
		$2,774,110
Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$1,588,000	$ 1,492,037
Real Estate - Office – 0.3%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,092,000	$ 967,133
Retailers – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024	$519,000	$ 499,397

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$792,000	$ 741,793
Ross Stores, Inc., 0.875%, 4/15/2026	789,000	696,954
		$1,438,747
Telecommunications - Wireless – 1.2%
Crown Castle, Inc., REIT, 3.15%, 7/15/2023	$1,037,000	$ 1,035,730
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	257,000	234,960
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	206,000	188,501
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	683,000	634,982
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,827,691
		$3,921,864
Tobacco – 1.0%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,047,000	$ 1,016,072
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	305,000	305,531
Philip Morris International, Inc., 5.125%, 11/15/2024	800,000	796,309
Philip Morris International, Inc., 5%, 11/17/2025	364,000	362,124
Philip Morris International, Inc., 5.125%, 11/17/2027	324,000	324,991
Philip Morris International, Inc., 4.875%, 2/15/2028	638,000	628,252
		$3,433,279
Transportation - Services – 1.9%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,849,000	$ 2,747,216
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	1,638,000	1,632,268
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	872,000	863,000
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	536,637
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	526,980
		$6,306,101
U.S. Treasury Obligations – 20.3%
U.S. Treasury Notes, 4.125%, 1/31/2025	$52,448,000	$ 51,624,403
U.S. Treasury Notes, 2.75%, 5/15/2025 (f)	4,520,000	4,341,495
U.S. Treasury Notes, 4.125%, 6/15/2026	10,000,000	9,899,219
		$65,865,117
Utilities - Electric Power – 4.5%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$398,000	$ 395,310
Edison International, 4.7%, 8/15/2025	750,000	732,619
Emera US Finance LP, 0.833%, 6/15/2024	589,000	556,986
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	630,000	641,734
Entergy Louisiana LLC, 0.95%, 10/01/2024	2,993,000	2,821,300
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	869,376
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	463,943
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	827,000	830,109
Pacific Gas & Electric Co., 1.7%, 11/15/2023	443,000	435,389
Pacific Gas & Electric Co., 3.25%, 2/16/2024	704,000	690,993
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	533,097
Pacific Gas & Electric Co., 6.1%, 1/15/2029	844,000	830,422
Southern California Edison Co., 0.7%, 8/01/2023	900,000	896,538
Southern California Edison Co., 0.975%, 8/01/2024	667,000	633,149
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	952,000	933,326
WEC Energy Group, Inc., 0.8%, 3/15/2024	612,000	590,620
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,726,989
		$14,581,900
Total Bonds (Identified Cost, $326,123,381)		$314,148,606

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $8,216,177)	8,216,176	$ 8,217,819
Other Assets, Less Liabilities – 0.7%		2,113,621
Net Assets – 100.0%		$324,480,046
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,217,819 and $314,148,606, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $111,033,010, representing 34.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 6/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	168	$34,161,750	September – 2023	$(362,150)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
6/16/25	USD	8,000,000	centrally cleared	4.5355% / Annually	SOFR - 1 day / Annually	$(45,170)	$—	$(45,170)
6/16/26	USD	25,600,000	centrally cleared	4.1195% / Annually	SOFR - 1 day / Annually	(197,615)	—	(197,615)
						$(242,785)	$—	$(242,785)
At June 30, 2023, the fund had liquid securities with an aggregate value of $943,099 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $326,123,381)	$314,148,606
Investments in affiliated issuers, at value (identified cost, $8,216,177)	8,217,819
Receivables for
Net daily variation margin on open cleared swap agreements	1,110
Fund shares sold	20,155
Interest	3,040,966
Other assets	1,125
Total assets	$325,429,781
Liabilities
Payables for
Net daily variation margin on open futures contracts	$5,217
When-issued investments purchased	632,842
Fund shares reacquired	209,575
Payable to affiliates
Investment adviser	6,897
Administrative services fee	311
Shareholder servicing costs	2
Distribution and/or service fees	1,146
Accrued expenses and other liabilities	93,745
Total liabilities	$949,735
Net assets	$324,480,046
Net assets consist of
Paid-in capital	$334,350,956
Total distributable earnings (loss)	(9,870,910)
Net assets	$324,480,046
Shares of beneficial interest outstanding	33,354,520
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$240,922,292	24,758,811	$9.73
Service Class	83,557,754	8,595,709	9.72
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$6,092,825
Dividends from affiliated issuers	128,197
Other	12,995
Total investment income	$6,234,017
Expenses
Management fee	$647,246
Distribution and/or service fees	103,472
Shareholder servicing costs	972
Administrative services fee	28,731
Independent Trustees' compensation	3,914
Custodian fee	12,654
Audit and tax fees	36,544
Legal fees	963
Miscellaneous	20,185
Total expenses	$854,681
Reduction of expenses by investment adviser	(20,784)
Net expenses	$833,897
Net investment income (loss)	$5,400,120
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,059,359)
Affiliated issuers	713
Futures contracts	(183,604)
Swap agreements	(673,995)
Net realized gain (loss)	$(2,916,245)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,293,031
Affiliated issuers	(115)
Futures contracts	(371,182)
Swap agreements	82,029
Net unrealized gain (loss)	$4,003,763
Net realized and unrealized gain (loss)	$1,087,518
Change in net assets from operations	$6,487,638
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$5,400,120	$4,480,738
Net realized gain (loss)	(2,916,245)	(4,222,401)
Net unrealized gain (loss)	4,003,763	(17,837,566)
Change in net assets from operations	$6,487,638	$(17,579,229)
Total distributions to shareholders	$—	$(8,206,419)
Change in net assets from fund share transactions	$(13,997,447)	$(67,494,849)
Total change in net assets	$(7,509,809)	$(93,280,497)
Net assets
At beginning of period	331,989,855	425,270,352
At end of period	$324,480,046	$331,989,855
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.54	$10.21	$10.45	$10.34	$10.10	$10.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.13	$0.15	$0.23	$0.29	$0.23
Net realized and unrealized gain (loss)	0.03	(0.56)	(0.13)	0.21	0.23	(0.10)
Total from investment operations	$0.19	$(0.43)	$0.02	$0.44	$0.52	$0.13
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.24)	$(0.33)	$(0.28)	$(0.21)
From net realized gain	—	(0.04)	(0.02)	—	—	—
Total distributions declared to shareholders	$—	$(0.24)	$(0.26)	$(0.33)	$(0.28)	$(0.21)
Net asset value, end of period (x)	$9.73	$9.54	$10.21	$10.45	$10.34	$10.10
Total return (%) (k)(r)(s)(x)	1.99(n)	(4.24)	0.16	4.34	5.19	1.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46(a)	0.46	0.46	0.46	0.45	0.45
Expenses after expense reductions	0.45(a)	0.45	0.44	0.45	0.44	0.44
Net investment income (loss)	3.40(a)	1.28	1.45	2.18	2.81	2.31
Portfolio turnover	29(n)	25	50	51	39	62
Net assets at end of period (000 omitted)	$240,922	$246,102	$318,803	$326,075	$343,507	$359,909

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.54	$10.20	$10.45	$10.33	$10.09	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.10	$0.13	$0.20	$0.26	$0.21
Net realized and unrealized gain (loss)	0.03	(0.55)	(0.15)	0.23	0.23	(0.11)
Total from investment operations	$0.18	$(0.45)	$(0.02)	$0.43	$0.49	$0.10
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.21)	$(0.31)	$(0.25)	$(0.18)
From net realized gain	—	(0.04)	(0.02)	—	—	—
Total distributions declared to shareholders	$—	$(0.21)	$(0.23)	$(0.31)	$(0.25)	$(0.18)
Net asset value, end of period (x)	$9.72	$9.54	$10.20	$10.45	$10.33	$10.09
Total return (%) (k)(r)(s)(x)	1.89(n)	(4.44)	(0.19)	4.15	4.90	0.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.71	0.71	0.71	0.70	0.70
Expenses after expense reductions	0.70(a)	0.70	0.69	0.70	0.69	0.69
Net investment income (loss)	3.15(a)	1.04	1.20	1.93	2.56	2.06
Portfolio turnover	29(n)	25	50	51	39	62
Net assets at end of period (000 omitted)	$83,558	$85,888	$106,468	$112,850	$117,362	$117,798
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$65,865,117	$—	$65,865,117
Non - U.S. Sovereign Debt	—	3,599,102	—	3,599,102
Municipal Bonds	—	4,243,626	—	4,243,626
U.S. Corporate Bonds	—	104,532,816	—	104,532,816
Residential Mortgage-Backed Securities	—	3,281,968	—	3,281,968
Commercial Mortgage-Backed Securities	—	20,916,752	—	20,916,752
Asset-Backed Securities (including CDOs)	—	45,173,265	—	45,173,265
Foreign Bonds	—	66,535,960	—	66,535,960
Mutual Funds	8,217,819	—	—	8,217,819
Total	$8,217,819	$314,148,606	$—	$322,366,425
Other Financial Instruments
Futures Contracts – Liabilities	$(362,150)	$—	$—	$(362,150)
Swap Agreements – Liabilities	—	(242,785)	—	(242,785)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(362,150)
Interest Rate	Cleared Swap Agreements	(242,785)
Total		$(604,935)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(183,604)	$(530,611)
Credit	—	(143,384)
Total	$(183,604)	$(673,995)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(371,182)	$(35,178)
Credit	—	117,207
Total	$(371,182)	$82,029
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2023, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$6,821,233
Long-term capital gains	1,385,186
Total distributions	$8,206,419
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$334,351,607
Gross appreciation	60,467
Gross depreciation	(12,045,649)
Net unrealized appreciation (depreciation)	$(11,985,182)
As of 12/31/22
Undistributed ordinary income	4,849,958
Capital loss carryforwards	(4,183,993)
Net unrealized appreciation (depreciation)	(17,024,513)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,561,053)
Long-Term	(2,622,940)
Total	$(4,183,993)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$6,307,773
Service Class	—	1,898,646
Total	$—	$8,206,419
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $20,784, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $846, which equated to 0.0005% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $126.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$64,865,365	$56,701,240
Non-U.S. Government securities	26,879,139	46,341,710
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	663,348	$6,464,849	465,902	$4,498,291
Service Class	504,182	4,896,962	361,690	3,524,643
	1,167,530	$11,361,811	827,592	$8,022,934
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	658,431	$6,307,773
Service Class	—	—	197,982	1,898,646
	—	$—	856,413	$8,206,419
Shares reacquired
Initial Class	(1,705,743)	$(16,535,492)	(6,557,737)	$(64,285,836)
Service Class	(910,760)	(8,823,766)	(1,992,084)	(19,438,366)
	(2,616,503)	$(25,359,258)	(8,549,821)	$(83,724,202)
Net change
Initial Class	(1,042,395)	$(10,070,643)	(5,433,404)	$(53,479,772)
Service Class	(406,578)	(3,926,804)	(1,432,412)	(14,015,077)
	(1,448,973)	$(13,997,447)	(6,865,816)	$(67,494,849)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 12%, 11%, and 2%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $831 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,751,208	$66,252,416	$62,786,403	$713	$(115)	$8,217,819
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$128,197	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

MFS Limited Maturity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Limited Maturity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report
June 30, 2023
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-SEM

MFS® Mid Cap Value Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
PG&E Corp.	1.5%
KBR, Inc.	1.4%
Johnson Controls International PLC	1.3%
Hartford Financial Services Group, Inc.	1.3%
LKQ Corp.	1.3%
Arthur J. Gallagher & Co.	1.3%
Eaton Corp. PLC	1.2%
Toll Brothers, Inc.	1.2%
AmerisourceBergen Corp.	1.1%
Life Storage, Inc., REIT	1.1%

GICS equity sectors (g)
Industrials	18.6%
Financials	16.5%
Consumer Discretionary	10.6%
Materials	9.1%
Information Technology	8.5%
Utilities	7.7%
Energy	7.1%
Real Estate	7.0%
Health Care	6.8%
Consumer Staples	5.4%
Communication Services	1.0%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Mid Cap Value Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.79%	$1,000.00	$1,060.94	$4.04
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,058.50	$5.31
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Mid Cap Value Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 4.1%
Howmet Aerospace, Inc.	101,679	$ 5,039,211
KBR, Inc.	99,338	6,462,930
L3Harris Technologies, Inc.	14,939	2,924,608
Leidos Holdings, Inc.	51,176	4,528,053
		$18,954,802
Airlines – 1.1%
Alaska Air Group, Inc. (a)	37,041	$ 1,969,840
Delta Air Lines, Inc.	65,976	3,136,499
		$5,106,339
Apparel Manufacturers – 1.6%
PVH Corp.	35,873	$ 3,048,129
Skechers USA, Inc., “A” (a)	62,541	3,293,409
VF Corp.	72,592	1,385,781
		$7,727,319
Automotive – 2.4%
Aptiv PLC (a)	21,530	$ 2,197,998
Lear Corp.	19,604	2,814,154
LKQ Corp.	106,132	6,184,312
		$11,196,464
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	16,715	$ 2,306,837
Evercore Partners, Inc.	24,586	3,038,584
Invesco Ltd.	97,077	1,631,864
Raymond James Financial, Inc.	45,960	4,769,269
TPG, Inc.	57,544	1,683,738
		$13,430,292
Business Services – 1.2%
Amdocs Ltd.	34,578	$ 3,418,036
Global Payments, Inc.	21,235	2,092,072
		$5,510,108
Chemicals – 0.9%
Eastman Chemical Co.	49,481	$ 4,142,549
Computer Software – 1.1%
Black Knight, Inc. (a)	29,851	$ 1,783,000
Check Point Software Technologies Ltd. (a)	13,213	1,659,817
Dun & Bradstreet Holdings, Inc.	135,848	1,571,762
		$5,014,579
Computer Software - Systems – 1.3%
Seagate Technology Holdings PLC	28,961	$ 1,791,817
Verint Systems, Inc. (a)	33,033	1,158,137
Zebra Technologies Corp., “A” (a)	11,295	3,341,400
		$6,291,354
3

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 5.1%
Essex Property Trust, Inc., REIT	13,691	$ 3,207,801
Fortune Brands Innovations, Inc.	32,747	2,356,147
Masco Corp.	73,540	4,219,725
Mid-America Apartment Communities, Inc., REIT	12,027	1,826,420
Stanley Black & Decker, Inc.	29,616	2,775,315
Toll Brothers, Inc.	72,599	5,740,403
Vulcan Materials Co.	16,015	3,610,422
		$23,736,233
Consumer Products – 1.3%
International Flavors & Fragrances, Inc.	32,137	$ 2,557,784
Kenvue, Inc. (a)	71,443	1,887,524
Newell Brands, Inc.	205,216	1,785,379
		$6,230,687
Consumer Services – 0.2%
Avis Budget Group, Inc. (a)	5,101	$ 1,166,446
Containers – 2.5%
Avery Dennison Corp.	16,585	$ 2,849,303
Crown Holdings, Inc.	30,531	2,652,228
Graphic Packaging Holding Co.	120,313	2,891,121
WestRock Co.	111,471	3,240,462
		$11,633,114
Electrical Equipment – 3.4%
Berry Global, Inc.	56,207	$ 3,616,358
Johnson Controls International PLC	91,242	6,217,230
Sensata Technologies Holding PLC	63,559	2,859,520
TE Connectivity Ltd.	24,187	3,390,050
		$16,083,158
Electronics – 4.1%
Corning, Inc.	87,103	$ 3,052,089
Flex Ltd. (a)	160,481	4,435,695
Marvell Technology, Inc.	53,138	3,176,589
NXP Semiconductors N.V.	22,431	4,591,177
ON Semiconductor Corp. (a)	40,691	3,848,555
		$19,104,105
Energy - Independent – 4.8%
Chesapeake Energy Corp.	40,112	$ 3,356,572
Devon Energy Corp.	65,761	3,178,887
Diamondback Energy, Inc.	27,345	3,592,039
Hess Corp.	38,784	5,272,685
Pioneer Natural Resources Co.	18,702	3,874,680
Valero Energy Corp.	26,783	3,141,646
		$22,416,509
Energy - Renewables – 0.8%
AES Corp.	174,063	$ 3,608,326
Engineering - Construction – 0.8%
Quanta Services, Inc.	18,444	$ 3,623,324
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MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.6%
Coca-Cola Europacific Partners PLC	51,850	$ 3,340,695
Ingredion, Inc.	44,914	4,758,638
J.M. Smucker Co.	27,656	4,083,962
		$12,183,295
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	119,324	$ 2,603,650
Gaming & Lodging – 1.3%
Hyatt Hotels Corp.	23,006	$ 2,636,027
International Game Technology PLC	102,104	3,256,097
		$5,892,124
General Merchandise – 0.7%
Dollar Tree, Inc. (a)	22,596	$ 3,242,526
Insurance – 8.7%
American International Group, Inc.	57,738	$ 3,322,245
Arthur J. Gallagher & Co.	26,652	5,851,980
Assurant, Inc.	36,684	4,611,912
Cincinnati Financial Corp.	19,596	1,907,083
Corebridge Financial, Inc.	107,870	1,904,984
Equitable Holdings, Inc.	151,314	4,109,688
Everest Re Group Ltd.	9,160	3,131,438
Hanover Insurance Group, Inc.	13,236	1,496,065
Hartford Financial Services Group, Inc.	85,994	6,193,288
Voya Financial, Inc.	53,896	3,864,882
Willis Towers Watson PLC	18,097	4,261,843
		$40,655,408
Leisure & Toys – 2.0%
Brunswick Corp.	45,918	$ 3,978,336
Electronic Arts, Inc.	19,489	2,527,723
Mattel, Inc. (a)	149,886	2,928,772
		$9,434,831
Machinery & Tools – 5.6%
Eaton Corp. PLC	28,729	$ 5,777,402
Ingersoll Rand, Inc.	57,477	3,756,697
ITT, Inc.	32,175	2,999,032
PACCAR, Inc.	55,616	4,652,278
Regal Rexnord Corp.	26,143	4,023,408
Wabtec Corp.	45,248	4,962,348
		$26,171,165
Major Banks – 0.9%
Regions Financial Corp.	159,180	$ 2,836,587
State Street Corp.	20,215	1,479,334
		$4,315,921
Medical & Health Technology & Services – 3.3%
AmerisourceBergen Corp.	27,811	$ 5,351,671
ICON PLC (a)	13,568	3,394,713
Laboratory Corp. of America Holdings	11,120	2,683,590
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MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc.	26,255	$ 4,142,251
		$15,572,225
Medical Equipment – 3.0%
Agilent Technologies, Inc.	19,168	$ 2,304,952
Maravai Lifesciences Holdings, Inc., “A” (a)	49,985	621,314
Revvity, Inc.	17,458	2,073,836
STERIS PLC	12,787	2,876,819
Teleflex, Inc.	9,598	2,323,004
Zimmer Biomet Holdings, Inc.	27,619	4,021,326
		$14,221,251
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	16,156	$ 1,879,589
Natural Gas - Pipeline – 1.4%
Plains GP Holdings LP	200,652	$ 2,975,669
Targa Resources Corp.	46,089	3,507,373
		$6,483,042
Network & Telecom – 0.9%
Motorola Solutions, Inc.	13,793	$ 4,045,211
Oil Services – 0.9%
Halliburton Co.	73,422	$ 2,422,192
TechnipFMC PLC (a)	100,327	1,667,435
		$4,089,627
Other Banks & Diversified Financials – 3.6%
Columbia Banking System, Inc.	103,120	$ 2,091,274
East West Bancorp, Inc.	32,298	1,705,011
M&T Bank Corp.	28,043	3,470,602
Northern Trust Corp.	41,460	3,073,844
Prosperity Bancshares, Inc.	34,738	1,962,002
SLM Corp.	193,603	3,159,601
Zions Bancorporation NA	45,502	1,222,184
		$16,684,518
Pharmaceuticals – 0.4%
Organon & Co.	90,411	$ 1,881,453
Pollution Control – 1.2%
GFL Environmental, Inc.	73,938	$ 2,868,794
Republic Services, Inc.	18,297	2,802,552
		$5,671,346
Real Estate – 6.0%
Brixmor Property Group, Inc., REIT	136,836	$ 3,010,392
Host Hotels & Resorts, Inc., REIT	151,141	2,543,703
Jones Lang LaSalle, Inc. (a)	13,924	2,169,359
Life Storage, Inc., REIT	39,881	5,302,578
Spirit Realty Capital, Inc., REIT	49,757	1,959,431
STAG Industrial, Inc., REIT	59,976	2,151,939
Sun Communities, Inc., REIT	26,549	3,463,582
VICI Properties, Inc., REIT	144,825	4,551,850
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MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	39,326	$ 2,656,864
		$27,809,698
Restaurants – 2.2%
Aramark	89,407	$ 3,848,971
U.S. Foods Holding Corp. (a)	67,028	2,949,232
Wendy's Co.	163,653	3,559,453
		$10,357,656
Specialty Chemicals – 3.6%
Ashland, Inc.	35,419	$ 3,078,265
Axalta Coating Systems Ltd. (a)	93,749	3,075,905
Celanese Corp.	19,424	2,249,299
Corteva, Inc.	68,165	3,905,854
DuPont de Nemours, Inc.	61,083	4,363,770
		$16,673,093
Specialty Stores – 0.6%
Ross Stores, Inc.	25,555	$ 2,865,482
Telecommunications - Wireless – 0.5%
Liberty Broadband Corp. (a)	28,491	$ 2,282,414
Trucking – 1.3%
Knight-Swift Transportation Holdings, Inc.	46,367	$ 2,576,151
XPO Logistics, Inc. (a)	60,513	3,570,267
		$6,146,418
Utilities - Electric Power – 6.5%
CenterPoint Energy, Inc.	103,615	$ 3,020,377
CMS Energy Corp.	59,028	3,467,895
Edison International	38,050	2,642,573
Eversource Energy	38,499	2,730,349
PG&E Corp. (a)	412,384	7,125,996
Pinnacle West Capital Corp.	44,641	3,636,456
Public Service Enterprise Group, Inc.	66,533	4,165,631
Sempra Energy	23,831	3,469,555
		$30,258,832
Total Common Stocks (Identified Cost, $315,107,433)		$456,396,483
Preferred Stocks – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA (Identified Cost, $2,338,974)	26,752	$ 2,138,590
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $813,346)	813,416	$ 813,579
Other Assets, Less Liabilities – 1.5%		7,190,148
Net Assets – 100.0%		$466,538,800
7

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $813,579 and $458,535,073, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

MFS Mid Cap Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $317,446,407)	$458,535,073
Investments in affiliated issuers, at value (identified cost, $813,346)	813,579
Receivables for
Investments sold	7,885,106
Fund shares sold	241,579
Dividends	687,545
Other assets	1,714
Total assets	$468,164,596
Liabilities
Payables for
Investments purchased	$493,786
Fund shares reacquired	1,052,407
Payable to affiliates
Investment adviser	18,611
Administrative services fee	418
Shareholder servicing costs	7
Distribution and/or service fees	2,911
Accrued expenses and other liabilities	57,656
Total liabilities	$1,625,796
Net assets	$466,538,800
Net assets consist of
Paid-in capital	$298,519,262
Total distributable earnings (loss)	168,019,538
Net assets	$466,538,800
Shares of beneficial interest outstanding	48,223,101
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$251,168,919	25,774,133	$9.74
Service Class	215,369,881	22,448,968	9.59
See Notes to Financial Statements
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MFS Mid Cap Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$4,819,173
Dividends from affiliated issuers	170,701
Other	10,976
Income on securities loaned	120
Foreign taxes withheld	(15,242)
Total investment income	$4,985,728
Expenses
Management fee	$1,698,975
Distribution and/or service fees	258,210
Shareholder servicing costs	3,971
Administrative services fee	38,184
Independent Trustees' compensation	5,435
Custodian fee	14,829
Shareholder communications	1,071
Audit and tax fees	30,841
Legal fees	1,202
Miscellaneous	20,648
Total expenses	$2,073,366
Reduction of expenses by investment adviser	(29,081)
Net expenses	$2,044,285
Net investment income (loss)	$2,941,443
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,784,627
Affiliated issuers	(33)
Foreign currency	1,132
Net realized gain (loss)	$4,785,726
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$19,016,251
Affiliated issuers	(289)
Translation of assets and liabilities in foreign currencies	142
Net unrealized gain (loss)	$19,016,104
Net realized and unrealized gain (loss)	$23,801,830
Change in net assets from operations	$26,743,273
See Notes to Financial Statements
10

MFS Mid Cap Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$2,941,443	$6,891,066
Net realized gain (loss)	4,785,726	15,131,436
Net unrealized gain (loss)	19,016,104	(70,816,877)
Change in net assets from operations	$26,743,273	$(48,794,375)
Total distributions to shareholders	$—	$(47,086,062)
Change in net assets from fund share transactions	$(7,033,709)	$(1,713,064)
Total change in net assets	$19,709,564	$(97,593,501)
Net assets
At beginning of period	446,829,236	544,422,737
At end of period	$466,538,800	$446,829,236
See Notes to Financial Statements
11

MFS Mid Cap Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.19	$11.09	$8.59	$8.74	$7.42	$9.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.10	$0.09	$0.11	$0.10
Net realized and unrealized gain (loss)	0.48	(1.10)	2.55	0.19	2.09	(1.03)
Total from investment operations	$0.55	$(0.96)	$2.65	$0.28	$2.20	$(0.93)
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.08)	$(0.10)	$(0.12)	$(0.08)
From net realized gain	—	(0.84)	(0.07)	(0.33)	(0.76)	(0.58)
Total distributions declared to shareholders	$—	$(0.94)	$(0.15)	$(0.43)	$(0.88)	$(0.66)
Net asset value, end of period (x)	$9.74	$9.19	$11.09	$8.59	$8.74	$7.42
Total return (%) (k)(r)(s)(x)	5.98(n)	(8.79)	30.99	3.87	31.12	(11.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.80	0.80	0.81	0.81	0.81
Expenses after expense reductions	0.79(a)	0.79	0.79	0.80	0.80	0.80
Net investment income (loss)	1.41(a)	1.45	0.97	1.22	1.31	1.13
Portfolio turnover	10(n)	21	26	35	30	32
Net assets at end of period (000 omitted)	$251,169	$246,813	$316,524	$271,131	$261,832	$210,218

See Notes to Financial Statements
12

MFS Mid Cap Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.06	$10.95	$8.50	$8.65	$7.35	$8.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.12	$0.07	$0.08	$0.09	$0.08
Net realized and unrealized gain (loss)	0.48	(1.09)	2.52	0.18	2.06	(1.02)
Total from investment operations	$0.53	$(0.97)	$2.59	$0.26	$2.15	$(0.94)
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.07)	$(0.08)	$(0.09)	$(0.06)
From net realized gain	—	(0.84)	(0.07)	(0.33)	(0.76)	(0.58)
Total distributions declared to shareholders	$—	$(0.92)	$(0.14)	$(0.41)	$(0.85)	$(0.64)
Net asset value, end of period (x)	$9.59	$9.06	$10.95	$8.50	$8.65	$7.35
Total return (%) (k)(r)(s)(x)	5.85(n)	(9.00)	30.60	3.67	30.71	(11.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.05	1.05	1.06	1.06	1.06
Expenses after expense reductions	1.04(a)	1.04	1.04	1.05	1.05	1.05
Net investment income (loss)	1.17(a)	1.24	0.74	1.01	1.06	0.86
Portfolio turnover	10(n)	21	26	35	30	32
Net assets at end of period (000 omitted)	$215,370	$200,016	$227,898	$142,916	$74,018	$55,837
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
14

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$458,535,073	$—	$—	$458,535,073
Mutual Funds	813,579	—	—	813,579
Total	$459,348,652	$—	$—	$459,348,652
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
15

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$11,924,635
Long-term capital gains	35,161,427
Total distributions	$47,086,062
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$322,834,145
Gross appreciation	149,381,572
Gross depreciation	(12,867,065)
Net unrealized appreciation (depreciation)	$136,514,507
As of 12/31/22
Undistributed ordinary income	7,597,753
Undistributed long-term capital gain	15,465,226
Other temporary differences	(389)
Net unrealized appreciation (depreciation)	118,213,675
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
16

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$26,193,294
Service Class	—	20,892,768
Total	$—	$47,086,062
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $29,081, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $3,146, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $825.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
17

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $38,060. The sales transactions resulted in net realized gains (losses) of $18,867.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $10,811, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $45,154,141 and $54,644,305, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,042,296	$19,146,183	4,681,871	$47,560,208
Service Class	3,161,432	29,113,335	15,477,754	154,792,195
	5,203,728	$48,259,518	20,159,625	$202,352,403
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,792,462	$26,193,294
Service Class	—	—	2,256,238	20,892,768
	—	$—	5,048,700	$47,086,062
Shares reacquired
Initial Class	(3,120,437)	$(29,518,589)	(9,159,594)	$(89,546,799)
Service Class	(2,789,066)	(25,774,638)	(16,462,055)	(161,604,730)
	(5,909,503)	$(55,293,227)	(25,621,649)	$(251,151,529)
Net change
Initial Class	(1,078,141)	$(10,372,406)	(1,685,261)	$(15,793,297)
Service Class	372,366	3,338,697	1,271,937	14,080,233
	(705,775)	$(7,033,709)	(413,324)	$(1,713,064)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 15%, 5%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured
18

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $1,238 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,633,336	$44,440,139	$46,259,574	$(33)	$(289)	$813,579
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$170,701	$—
19

MFS Mid Cap Value Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
20

MFS Mid Cap Value Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
21

Semiannual Report
June 30, 2023
MFS®  Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
VMA-SEM

MFS® Moderate Allocation Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Series	11.9%
MFS Government Securities Portfolio	9.8%
MFS Growth Series	9.2%
MFS Value Series	9.1%
MFS Research Series	8.1%
MFS Mid Cap Growth Series	7.1%
MFS Mid Cap Value Portfolio	7.1%
MFS Research International Portfolio	7.0%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Governments Portfolio	4.9%
MFS Limited Maturity Portfolio	3.9%
MFS International Intrinsic Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.4%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Moderate Allocation Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.01%	$1,000.00	$1,071.77	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05
Service Class	Actual	0.26%	$1,000.00	$1,069.79	$1.33
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
2

MFS Moderate Allocation Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 40.4%
MFS Global Governments Portfolio - Initial Class	5,727,433	$ 49,026,823
MFS Government Securities Portfolio - Initial Class	9,208,507	99,175,623
MFS High Yield Portfolio - Initial Class	10,148,067	50,232,934
MFS Inflation-Adjusted Bond Portfolio - Initial Class	5,894,153	49,451,941
MFS Limited Maturity Portfolio - Initial Class	4,096,820	39,862,057
MFS Total Return Bond Series - Initial Class	10,331,446	119,844,772
		$407,594,150
International Stock Funds – 13.0%
MFS International Growth Portfolio - Initial Class	2,019,188	$ 30,308,014
MFS International Intrinsic Value Portfolio - Initial Class	991,064	30,395,929
MFS Research International Portfolio - Initial Class	4,270,717	70,808,484
		$131,512,427
Specialty Funds – 3.0%
MFS Global Real Estate Portfolio - Initial Class	2,281,744	$ 29,936,485
U.S. Stock Funds – 43.5%
MFS Growth Series - Initial Class	1,553,286	$ 92,498,220
MFS Mid Cap Growth Series - Initial Class	8,906,674	72,054,990
MFS Mid Cap Value Portfolio - Initial Class	7,325,912	71,427,643
MFS New Discovery Series - Initial Class	1,222,541	15,318,437
MFS New Discovery Value Portfolio - Initial Class	1,779,063	14,534,943
MFS Research Series - Initial Class	2,617,136	82,021,034
MFS Value Series - Initial Class	4,179,492	91,823,436
		$439,678,703
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 5.04% (v)	736,479	$ 736,626
Total Investment Companies (Identified Cost, $891,223,285)		$1,009,458,391
Other Assets, Less Liabilities – (0.0)%		(84,146)
Net Assets – 100.0%		$1,009,374,245
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,009,458,391.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
3

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in affiliated issuers, at value (identified cost, $891,223,285)	$1,009,458,391
Receivables for
Investments sold	1,484,291
Fund shares sold	525
Other assets	2,616
Total assets	$1,010,945,823
Liabilities
Payables for
Fund shares reacquired	$1,483,385
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	7
Distribution and/or service fees	13,632
Accrued expenses and other liabilities	74,458
Total liabilities	$1,571,578
Net assets	$1,009,374,245
Net assets consist of
Paid-in capital	$819,292,217
Total distributable earnings (loss)	190,082,028
Net assets	$1,009,374,245
Shares of beneficial interest outstanding	90,173,349
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$6,521,167	582,257	$11.20
Service Class	1,002,853,078	89,591,092	11.19
See Notes to Financial Statements
4

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends from affiliated issuers	$16,636
Other	301
Total investment income	$16,937
Expenses
Distribution and/or service fees	$1,249,506
Shareholder servicing costs	2,966
Administrative services fee	8,679
Independent Trustees' compensation	9,426
Custodian fee	8,784
Audit and tax fees	21,030
Legal fees	2,594
Miscellaneous	16,381
Total expenses	$1,319,366
Net investment income (loss)	$(1,302,429)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(1,997,990)
Change in unrealized appreciation or depreciation
Affiliated issuers	$72,450,310
Net realized and unrealized gain (loss)	$70,452,320
Change in net assets from operations	$69,149,891
See Notes to Financial Statements
5

MFS Moderate Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$(1,302,429)	$23,966,378
Net realized gain (loss)	(1,997,990)	58,079,607
Net unrealized gain (loss)	72,450,310	(307,736,649)
Change in net assets from operations	$69,149,891	$(225,690,664)
Total distributions to shareholders	$—	$(142,177,295)
Change in net assets from fund share transactions	$(66,313,345)	$8,207,909
Total change in net assets	$2,836,546	$(359,660,050)
Net assets
At beginning of period	1,006,537,699	1,366,197,749
At end of period	$1,009,374,245	$1,006,537,699
See Notes to Financial Statements
6

MFS Moderate Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$10.45	$14.48	$13.86	$13.23	$11.95	$13.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.29	$0.25	$0.29	$0.30	$0.30
Net realized and unrealized gain (loss)	0.75	(2.66)	1.34	1.51	2.28	(0.74)
Total from investment operations	$0.75	$(2.37)	$1.59	$1.80	$2.58	$(0.44)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.30)	$(0.32)	$(0.35)	$(0.29)
From net realized gain	—	(1.40)	(0.67)	(0.85)	(0.95)	(0.65)
Total distributions declared to shareholders	$—	$(1.66)	$(0.97)	$(1.17)	$(1.30)	$(0.94)
Net asset value, end of period (x)	$11.20	$10.45	$14.48	$13.86	$13.23	$11.95
Total return (%) (k)(s)(x)	7.18(n)	(16.76)	11.61	14.29	22.23	(3.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.01(a)	0.01	0.01	0.01	0.01	0.01
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.01)(a)	2.42	1.74	2.24	2.28	2.29
Portfolio turnover	0(b)(n)	3	2	7	1	1
Net assets at end of period (000 omitted)	$6,521	$7,560	$9,312	$7,891	$6,448	$5,333

See Notes to Financial Statements
7

MFS Moderate Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$10.46	$14.47	$13.86	$13.22	$11.94	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.26	$0.20	$0.24	$0.26	$0.27
Net realized and unrealized gain (loss)	0.74	(2.65)	1.34	1.54	2.28	(0.75)
Total from investment operations	$0.73	$(2.39)	$1.54	$1.78	$2.54	$(0.48)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.26)	$(0.29)	$(0.31)	$(0.25)
From net realized gain	—	(1.40)	(0.67)	(0.85)	(0.95)	(0.65)
Total distributions declared to shareholders	$—	$(1.62)	$(0.93)	$(1.14)	$(1.26)	$(0.90)
Net asset value, end of period (x)	$11.19	$10.46	$14.47	$13.86	$13.22	$11.94
Total return (%) (k)(s)(x)	6.98(n)	(16.91)	11.26	14.08	21.90	(4.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.26(a)	0.27	0.26	0.26	0.26	0.26
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.26)(a)	2.14	1.38	1.81	1.98	2.02
Portfolio turnover	0(b)(n)	3	2	7	1	1
Net assets at end of period (000 omitted)	$1,002,853	$998,978	$1,356,886	$1,426,271	$1,414,989	$1,364,874
(a)	Annualized.
(b)	Less than 0.5%.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
8

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which
9

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,009,458,391	$—	$—	$1,009,458,391
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
10

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$22,417,778
Long-term capital gains	119,759,517
Total distributions	$142,177,295
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$903,198,624
Gross appreciation	174,680,276
Gross depreciation	(68,420,509)
Net unrealized appreciation (depreciation)	$106,259,767
As of 12/31/22
Undistributed ordinary income	23,961,917
Undistributed long-term capital gain	63,160,763
Net unrealized appreciation (depreciation)	33,809,457
11

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$1,045,404
Service Class	—	141,131,891
Total	$—	$142,177,295
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $2,877, which equated to 0.0006% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $89.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0017% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
12

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $996,945 and $68,627,510, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,017	$54,673	13,366	$158,065
Service Class	99,252	1,083,003	855,546	10,416,049
	104,269	$1,137,676	868,912	$10,574,114
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	96,797	$1,045,404
Service Class	—	—	13,043,613	141,131,891
	—	$—	13,140,410	$142,177,295
Shares reacquired
Initial Class	(146,353)	$(1,611,437)	(29,785)	$(364,660)
Service Class	(6,057,100)	(65,839,584)	(12,104,547)	(144,178,840)
	(6,203,453)	$(67,451,021)	(12,134,332)	$(144,543,500)
Net change
Initial Class	(141,336)	$(1,556,764)	80,378	$838,809
Service Class	(5,957,848)	(64,756,581)	1,794,612	7,369,100
	(6,099,184)	$(66,313,345)	1,874,990	$8,207,909
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $2,581 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
13

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$50,582,670	$87,458	$1,393,239	$(383,106)	$133,040	$49,026,823
MFS Global Real Estate Portfolio	30,367,374	64,031	1,362,975	(32,835)	900,890	29,936,485
MFS Government Securities Portfolio	100,166,512	127,667	2,770,652	(647,372)	2,299,468	99,175,623
MFS Growth Series	88,195,740	61,724	15,718,943	(777,979)	20,737,678	92,498,220
MFS High Yield Portfolio	50,313,193	4,583	2,489,694	(636,232)	3,041,084	50,232,934
MFS Inflation-Adjusted Bond Portfolio	50,510,666	96,020	1,430,166	(335,489)	610,910	49,451,941
MFS Institutional Money Market Portfolio	735,906	1,944,981	1,944,035	(193)	(33)	736,626
MFS International Growth Portfolio	30,414,124	29	3,764,692	807,800	2,850,753	30,308,014
MFS International Intrinsic Value Portfolio	30,426,491	24	3,733,713	1,348,612	2,354,515	30,395,929
MFS Limited Maturity Portfolio	40,203,065	49,561	1,145,460	(62,091)	816,982	39,862,057
MFS Mid Cap Growth Series	70,292,741	7,016	7,030,651	(2,626,758)	11,412,642	72,054,990
MFS Mid Cap Value Portfolio	70,778,233	185,818	3,834,657	591,160	3,707,089	71,427,643
MFS New Discovery Series	14,956,257	26,213	1,268,442	(629,994)	2,234,403	15,318,437
MFS New Discovery Value Portfolio	15,203,098	89,992	1,273,513	59,782	455,584	14,534,943
MFS Research International Portfolio	71,231,807	722	7,252,299	1,347,241	5,481,013	70,808,484
MFS Research Series	80,410,553	16,859	8,405,312	361,566	9,637,368	82,021,034
MFS Total Return Bond Series	120,605,181	98,645	4,490,604	(798,583)	4,430,133	119,844,772
MFS Value Series	91,242,079	80,583	1,262,498	416,481	1,346,791	91,823,436
	$1,006,635,690	$2,941,926	$70,571,545	$(1,997,990)	$72,450,310	$1,009,458,391
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	16,636	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$16,636	$—
14

MFS Moderate Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
15

MFS Moderate Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
16

Semiannual Report
June 30, 2023
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-SEM

MFS® New Discovery Value Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
KBR, Inc.	1.6%
Phillips Edison & Co., REIT	1.5%
Nomad Foods Ltd.	1.5%
Berry Global, Inc.	1.5%
Air Lease Corp.	1.5%
LKQ Corp.	1.4%
XPO Logistics, Inc.	1.3%
Portland General Electric Co.	1.3%
Plains GP Holdings LP	1.3%
Prestige Consumer Healthcare, Inc.	1.3%
GICS equity sectors (g)
Industrials	18.9%
Financials	17.2%
Consumer Discretionary	16.1%
Materials	10.4%
Energy	8.7%
Health Care	7.0%
Real Estate	6.6%
Information Technology	6.0%
Utilities	4.8%
Consumer Staples	2.4%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS New Discovery Value Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.88%	$1,000.00	$1,030.27	$4.43
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,029.45	$5.69
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS New Discovery Value Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 2.7%
CACI International, Inc., “A” (a)	1,503	$ 512,283
KBR, Inc.	11,720	762,503
		$1,274,786
Apparel Manufacturers – 4.1%
Canada Goose Holdings, Inc. (a)(l)	29,432	$ 523,890
PVH Corp.	6,350	539,559
Skechers USA, Inc., “A” (a)	11,238	591,793
Under Amour, Inc., “C” (a)	43,194	289,832
		$1,945,074
Automotive – 2.8%
LKQ Corp.	11,399	$ 664,220
Methode Electronics, Inc.	10,171	340,932
Visteon Corp. (a)	2,433	349,403
		$1,354,555
Business Services – 2.5%
Endava PLC, ADR (a)	4,628	$ 239,684
HireRight Holdings Corp. (a)	20,158	227,987
TaskUs, Inc., “A” (a)	14,238	161,174
Thoughtworks Holding, Inc. (a)	36,906	278,640
WNS (Holdings) Ltd., ADR (a)	3,533	260,453
		$1,167,938
Chemicals – 2.4%
Avient Corp.	14,059	$ 575,013
Element Solutions, Inc.	28,286	543,091
		$1,118,104
Computer Software – 2.1%
ACI Worldwide, Inc. (a)	20,453	$ 473,896
Dun & Bradstreet Holdings, Inc.	43,709	505,713
		$979,609
Computer Software - Systems – 1.3%
Softchoice Corp. (l)	22,585	$ 308,407
Verint Systems, Inc. (a)	9,318	326,689
		$635,096
Construction – 1.3%
Toll Brothers, Inc.	7,716	$ 610,104
Consumer Products – 2.9%
Helen of Troy Ltd. (a)	3,855	$ 416,417
Newell Brands, Inc.	41,388	360,076
Prestige Consumer Healthcare, Inc. (a)	10,375	616,586
		$1,393,079
Consumer Services – 1.8%
Bright Horizons Family Solutions, Inc. (a)	5,490	$ 507,551
Grand Canyon Education, Inc. (a)	3,378	348,643
		$856,194
3

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.3%
Ardagh Metal Packaging S.A. (l)	62,011	$ 233,161
Graphic Packaging Holding Co.	12,154	292,061
Silgan Holdings, Inc.	12,108	567,744
		$1,092,966
Electrical Equipment – 4.3%
Berry Global, Inc.	11,005	$ 708,062
nVent Electric PLC	9,606	496,342
TriMas Corp.	16,286	447,702
Vertiv Holdings Co.	14,822	367,141
		$2,019,247
Electronics – 1.9%
Cohu, Inc. (a)	11,042	$ 458,905
Plexus Corp. (a)	4,490	441,098
		$900,003
Energy - Independent – 3.3%
CNX Resources Corp. (a)	32,120	$ 569,167
Matador Resources Co.	4,841	253,281
Permian Resources Corp.	23,598	258,634
Viper Energy Partners LP	18,757	503,250
		$1,584,332
Food & Beverages – 2.4%
Hostess Brands, Inc. (a)	16,407	$ 415,425
Nomad Foods Ltd. (a)	40,795	714,729
		$1,130,154
Gaming & Lodging – 1.2%
International Game Technology PLC	17,420	$ 555,524
Insurance – 3.0%
Assurant, Inc.	1,819	$ 228,685
CNO Financial Group, Inc.	18,935	448,191
Hanover Insurance Group, Inc.	3,464	391,536
Selective Insurance Group, Inc.	3,660	351,177
		$1,419,589
Leisure & Toys – 2.8%
Brunswick Corp.	4,813	$ 416,998
Funko, Inc., “A” (a)	14,279	154,499
Hasbro, Inc.	5,874	380,459
Hayward Holdings, Inc. (a)	29,379	377,520
		$1,329,476
Machinery & Tools – 5.0%
ESAB Corp.	7,981	$ 531,056
Flowserve Corp.	14,815	550,377
ITT, Inc.	3,311	308,618
Regal Rexnord Corp.	3,210	494,019
Timken Co.	5,316	486,574
		$2,370,644
4

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.1%
ICON PLC (a)	2,254	$ 563,951
Premier, Inc., “A”	15,217	420,902
		$984,853
Medical Equipment – 3.1%
Agiliti Health, Inc. (a)	12,830	$ 211,695
Envista Holdings Corp. (a)	13,612	460,630
Maravai Lifesciences Holdings, Inc., “A” (a)	15,388	191,273
Quidel Corp. (a)	4,784	396,402
Sotera Health Co. (a)	10,661	200,853
		$1,460,853
Metals & Mining – 0.4%
Kaiser Aluminum Corp.	2,644	$ 189,416
Natural Gas - Distribution – 2.2%
New Jersey Resources Corp.	10,284	$ 485,405
ONE Gas, Inc.	7,028	539,821
		$1,025,226
Natural Gas - Pipeline – 1.3%
Plains GP Holdings LP	42,066	$ 623,839
Oil Services – 4.0%
ChampionX Corp.	18,752	$ 582,062
Expro Group Holdings N.V. (a)	23,992	425,138
Helmerich & Payne	13,014	461,347
TechnipFMC PLC (a)	25,795	428,713
		$1,897,260
Other Banks & Diversified Financials – 16.4%
Air Lease Corp.	16,459	$ 688,809
Bank of Hawaii Corp. (l)	5,207	214,685
Brookline Bancorp, Inc.	35,933	314,054
Cathay General Bancorp, Inc.	14,743	474,577
Columbia Banking System, Inc.	24,174	490,249
East West Bancorp, Inc.	8,538	450,721
Element Fleet Management Corp.	25,642	390,606
First Hawaiian, Inc.	17,592	316,832
First Interstate BancSystem, Inc.	16,831	401,251
Glacier Bancorp, Inc.	8,171	254,690
Hanmi Financial Corp.	12,525	186,998
Herc Holdings, Inc.	2,303	315,166
Pacific Premier Bancorp, Inc.	20,908	432,377
Prosperity Bancshares, Inc.	9,236	521,649
Sandy Spring Bancorp, Inc.	8,787	199,289
SLM Corp.	33,200	541,824
Texas Capital Bancshares, Inc. (a)	5,951	306,477
Textainer Group Holdings Ltd.	8,979	353,593
UMB Financial Corp.	3,175	193,358
United Community Bank, Inc.	12,660	316,373
Wintrust Financial Corp.	3,088	224,251
Zions Bancorporation NA	6,663	178,968
		$7,766,797
5

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.5%
Organon & Co.	12,148	$ 252,800
Real Estate – 7.3%
Brixmor Property Group, Inc., REIT	16,062	$ 353,364
Broadstone Net Lease, Inc., REIT	35,246	544,198
Cushman & Wakefield PLC (a)	24,269	198,520
Douglas Emmett, Inc., REIT	8,377	105,299
Empire State Realty Trust, REIT, “A”	54,583	408,827
LXP Industrial Trust, REIT	42,421	413,605
National Storage Affiliates Trust, REIT	11,053	384,976
Phillips Edison & Co., REIT	21,192	722,223
Two Harbors Investment Corp., REIT	22,927	318,227
		$3,449,239
Restaurants – 0.7%
Jack in the Box, Inc.	3,670	$ 357,935
Specialty Chemicals – 2.9%
Ashland, Inc.	2,299	$ 199,806
Axalta Coating Systems Ltd. (a)	16,856	553,045
Chemours Co.	8,292	305,892
Quaker Chemical Corp.	1,712	333,669
		$1,392,412
Specialty Stores – 1.2%
Monro Muffler Brake, Inc.	7,529	$ 305,903
Zumiez, Inc. (a)	15,732	262,095
		$567,998
Trucking – 3.3%
RXO, Inc. (a)	20,206	$ 458,070
Schneider National, Inc.	16,891	485,110
XPO Logistics, Inc. (a)	10,778	635,902
		$1,579,082
Utilities - Electric Power – 2.6%
Black Hills Corp.	10,106	$ 608,988
Portland General Electric Co.	13,391	627,100
		$1,236,088
Total Common Stocks (Identified Cost, $37,439,562)		$46,520,272
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $977,140)	977,139	$ 977,334
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11% (j) (Identified Cost, $267,345)	267,345	$ 267,345
Other Assets, Less Liabilities – (0.8)%		(369,832)
Net Assets – 100.0%		$47,395,119
6

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $977,334 and $46,787,617, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS New Discovery Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $265,239 of securities on loan (identified cost, $37,706,907)	$46,787,617
Investments in affiliated issuers, at value (identified cost, $977,140)	977,334
Receivables for
Investments sold	92,731
Fund shares sold	37,485
Interest and dividends	58,882
Receivable from investment adviser	8,505
Other assets	266
Total assets	$47,962,820
Liabilities
Payables for
Investments purchased	$199,441
Fund shares reacquired	56,134
Collateral for securities loaned, at value	267,345
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	1
Distribution and/or service fees	188
Payable for independent Trustees' compensation	88
Accrued expenses and other liabilities	44,408
Total liabilities	$567,701
Net assets	$47,395,119
Net assets consist of
Paid-in capital	$34,531,380
Total distributable earnings (loss)	12,863,739
Net assets	$47,395,119
Shares of beneficial interest outstanding	5,825,927
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$33,477,709	4,095,214	$8.17
Service Class	13,917,410	1,730,713	8.04
See Notes to Financial Statements
8

MFS New Discovery Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$462,220
Dividends from affiliated issuers	20,483
Other	1,480
Income on securities loaned	712
Foreign taxes withheld	(2,955)
Total investment income	$481,940
Expenses
Management fee	$204,645
Distribution and/or service fees	16,831
Shareholder servicing costs	837
Administrative services fee	8,679
Independent Trustees' compensation	1,524
Custodian fee	4,395
Shareholder communications	1,600
Audit and tax fees	30,019
Legal fees	162
Miscellaneous	12,771
Total expenses	$281,463
Reduction of expenses by investment adviser	(64,269)
Net expenses	$217,194
Net investment income (loss)	$264,746
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,180,595
Affiliated issuers	(125)
Foreign currency	71
Net realized gain (loss)	$1,180,541
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$105,756
Affiliated issuers	63
Translation of assets and liabilities in foreign currencies	(6)
Net unrealized gain (loss)	$105,813
Net realized and unrealized gain (loss)	$1,286,354
Change in net assets from operations	$1,551,100
See Notes to Financial Statements
9

MFS New Discovery Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$264,746	$391,084
Net realized gain (loss)	1,180,541	4,373,770
Net unrealized gain (loss)	105,813	(10,596,700)
Change in net assets from operations	$1,551,100	$(5,831,846)
Total distributions to shareholders	$—	$(10,618,121)
Change in net assets from fund share transactions	$8,343	$7,079,354
Total change in net assets	$1,559,443	$(9,370,613)
Net assets
At beginning of period	45,835,676	55,206,289
At end of period	$47,395,119	$45,835,676
See Notes to Financial Statements
10

MFS New Discovery Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$7.93	$11.40	$8.77	$9.33	$8.45	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$0.06	$0.07	$0.10	$0.08
Net realized and unrealized gain (loss)	0.19	(1.27)	2.91	0.14	2.46	(0.94)
Total from investment operations	$0.24	$(1.19)	$2.97	$0.21	$2.56	$(0.86)
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.09)	$(0.08)	$(0.08)	$(0.06)
From net realized gain	—	(2.21)	(0.25)	(0.69)	(1.60)	(1.76)
Total distributions declared to shareholders	$—	$(2.28)	$(0.34)	$(0.77)	$(1.68)	$(1.82)
Net asset value, end of period (x)	$8.17	$7.93	$11.40	$8.77	$9.33	$8.45
Total return (%) (k)(r)(s)(x)	3.03(n)	(10.96)	34.05	4.19	33.65	(10.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16(a)	1.15	1.12	1.14	1.13	1.11
Expenses after expense reductions	0.88(a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	1.24(a)	0.87	0.58	0.90	1.02	0.72
Portfolio turnover	28(n)	32	51	84	38	55
Net assets at end of period (000 omitted)	$33,478	$32,665	$40,980	$44,834	$41,098	$36,665

See Notes to Financial Statements
11

MFS New Discovery Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$7.81	$11.27	$8.67	$9.25	$8.38	$11.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.06	$0.04	$0.05	$0.07	$0.05
Net realized and unrealized gain (loss)	0.19	(1.27)	2.88	0.12	2.45	(0.93)
Total from investment operations	$0.23	$(1.21)	$2.92	$0.17	$2.52	$(0.88)
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.07)	$(0.06)	$(0.05)	$(0.03)
From net realized gain	—	(2.21)	(0.25)	(0.69)	(1.60)	(1.76)
Total distributions declared to shareholders	$—	$(2.25)	$(0.32)	$(0.75)	$(1.65)	$(1.79)
Net asset value, end of period (x)	$8.04	$7.81	$11.27	$8.67	$9.25	$8.38
Total return (%) (k)(r)(s)(x)	2.94(n)	(11.23)	33.87	3.73	33.43	(11.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41(a)	1.40	1.37	1.39	1.38	1.36
Expenses after expense reductions	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	0.99(a)	0.63	0.36	0.66	0.78	0.45
Portfolio turnover	28(n)	32	51	84	38	55
Net assets at end of period (000 omitted)	$13,917	$13,171	$14,227	$10,215	$9,518	$8,387
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other
13

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$46,520,272	$—	$—	$46,520,272
Mutual Funds	1,244,679	—	—	1,244,679
Total	$47,764,951	$—	$—	$47,764,951
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $265,239. The fair value of the fund's investment securities on loan and a related liability of $267,345 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
14

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$4,595,522
Long-term capital gains	6,022,599
Total distributions	$10,618,121
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$40,911,000
Gross appreciation	9,478,676
Gross depreciation	(2,624,725)
Net unrealized appreciation (depreciation)	$6,853,951
As of 12/31/22
Undistributed ordinary income	708,391
Undistributed long-term capital gain	3,784,246
Other temporary differences	6
Net unrealized appreciation (depreciation)	6,819,996
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$7,623,891
Service Class	—	2,994,230
Total	$—	$10,618,121
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $250 million	0.90%
In excess of $250 million	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $2,920, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $61,349, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $630, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $207.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0382% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
16

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $42,350.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $1,448, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $12,646,740 and $12,736,017, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	330,368	$2,573,111	189,342	$1,803,802
Service Class	238,932	1,892,134	406,264	3,826,984
	569,300	$4,465,245	595,606	$5,630,786
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	938,903	$7,623,891
Service Class	—	—	373,811	2,994,230
	—	$—	1,312,714	$10,618,121
Shares reacquired
Initial Class	(351,938)	$(2,902,967)	(604,995)	$(5,885,751)
Service Class	(193,631)	(1,553,935)	(357,231)	(3,283,802)
	(545,569)	$(4,456,902)	(962,226)	$(9,169,553)
Net change
Initial Class	(21,570)	$(329,856)	523,250	$3,541,942
Service Class	45,301	338,199	422,844	3,537,412
	23,731	$8,343	946,094	$7,079,354
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 31%, 11%, and 6%, respectively, of the value of outstanding voting shares of the fund.
Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on
17

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $116 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$512,710	$8,595,802	$8,131,116	$(125)	$63	$977,334
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$20,483	$—
18

MFS New Discovery Value Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS New Discovery Value Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: August 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: August 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: August 15, 2023

* Print name and title of each signing officer under his or her signature.